Schedule of Portfolio Investments

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (2.0%):
Cargurus, Inc.(a)	7,437	130,296
Cars.com, Inc.(a)	8,219	138,572
Cogent Communications Holdings, Inc.	3,650	225,935
EchoStar Corp., Class A(a)	11,344	190,012
Gogo, Inc.(a)	11,220	133,855
John Wiley & Sons, Inc., Class A	4,809	178,751
Madison Square Garden Sports Corp.	1,448	255,282
US Cellular Corp.(a)	6,167	264,996
Ziff Davis, Inc.(a)	2,796	178,077
ZipRecruiter, Inc.(a)	6,948	83,307
		1,779,083
Consumer Discretionary (13.7%):
Abercrombie & Fitch Co.(a)	4,934	278,130
Academy Sports & Outdoors, Inc.	2,290	108,248
Acushnet Holdings Corp.	4,593	243,613
American Eagle Outfitters, Inc.	10,216	169,688
Arhaus, Inc.(a)	14,030	130,479
Asbury Automotive Group, Inc.(a)	782	179,915
Bloomin' Brands, Inc.	7,913	194,581
Boot Barn Holdings, Inc.(a)	1,765	143,300
Brinker International, Inc.(a)	3,760	118,778
Camping World Holdings, Inc., Class A	6,813	139,053
Carter's, Inc.	2,818	194,865
Cavco Industries, Inc.(a)	590	156,739
Century Communities, Inc.	2,528	168,820
Cracker Barrel Old Country Store, Inc.	1,748	117,466
Crocs, Inc.(a)	877	77,378
Dave & Buster's Entertainment, Inc.(a)	4,739	175,675
Dillard's, Inc., Class A	456	150,849
Dine Brands Global, Inc.	2,846	140,735
Dorman Products, Inc.	2,393	181,294
Foot Locker, Inc.	3,567	61,887
Fox Factory Holding Corp.(a)	1,366	135,343
Frontdoor, Inc.(a)	6,409	196,051
Gentherm, Inc.(a)	3,127	169,671
Graham Holdings Co., Class B	474	276,342
Grand Canyon Education, Inc.(a)	1,989	232,474
Green Brick Partners, Inc.(a)	4,204	174,508
Group 1 Automotive, Inc.	799	214,699
Helen of Troy Ltd.(a)	1,694	197,453
Installed Building Products, Inc.	1,429	178,468
Jack in the Box, Inc.	1,820	125,689
KB Home	4,746	219,645
Kontoor Brands, Inc.	3,095	135,901
La-Z-Boy, Inc.	6,561	202,604
LCI Industries	1,491	175,073

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (13.7%): (continued)
Leslie's, Inc.(a)	14,242	80,610
LGI Homes, Inc.(a)	1,383	137,595
M/I Homes, Inc.(a)	2,808	235,984
Malibu Boats, Inc., Class A(a)	3,639	178,384
MDC Holdings, Inc.	5,228	215,550
Meritage Homes Corp.	1,564	191,418
Mister Car Wash, Inc.(a)	16,580	91,356
Modine Manufacturing Co.(a)	6,979	319,289
Monro, Inc.	4,493	124,771
National Vision Holdings, Inc.(a)	5,784	93,585
Ollie's Bargain Outlet Holdings, Inc.(a)	2,535	195,651
Oxford Industries, Inc.	1,632	156,884
Papa John's International, Inc.	2,431	165,843
Patrick Industries, Inc.	2,618	196,507
Playa Hotels & Resorts N.V.(a)	20,711	149,948
Revolve Group, Inc.(a)	4,588	62,443
Sally Beauty Holdings, Inc.(a)	11,669	97,786
SeaWorld Entertainment, Inc.(a)	3,065	141,756
Signet Jewelers Ltd.	1,635	117,409
Six Flags Entertainment Corp.(a)	4,670	109,792
Skyline Champion Corp.(a)	2,103	134,003
Sonic Automotive, Inc., Class A	2,944	140,605
Sonos, Inc.(a)	7,084	91,454
Steven Madden Ltd.	5,193	164,982
Strategic Education, Inc.	2,753	207,163
Stride, Inc.(a)	3,360	151,301
Target Hospitality Corp.(a)	10,114	160,610
Taylor Morrison Home Corp.(a)	4,908	209,130
The Buckle, Inc.	5,984	199,806
The Cheesecake Factory, Inc.	4,934	149,500
The Goodyear Tire & Rubber Co.(a)	13,838	172,006
The ODP Corp.(a)	4,624	213,398
Topgolf Callaway Brands Corp.(a)	9,091	125,819
Tri Pointe Homes, Inc.(a)	7,594	207,696
Upbound Group, Inc.	5,155	151,815
Vista Outdoor, Inc.(a)	7,547	249,957
Visteon Corp.(a)	1,288	177,834
Wingstop, Inc.	676	121,572
Winnebago Industries, Inc.	2,780	165,271
XPEL, Inc.(a)	2,073	159,849
Yeti Holdings, Inc.(a)	2,836	136,752
		12,318,498
Consumer Staples (5.8%):
BellRing Brands, Inc.(a)	5,555	229,033
Cal-Maine Foods, Inc.	3,444	166,758
Central Garden & Pet Co., Class A(a)	6,953	278,746
Coca-Cola Consolidated, Inc.	394	250,710
Edgewell Personal Care Co.	6,381	235,842

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.8%): (continued)
Fresh Del Monte Produce, Inc.	8,437	218,012
Grocery Outlet Holding Corp.(a)	7,752	223,645
Herbalife Ltd.(a)	7,510	105,065
Hostess Brands, Inc.(a)	11,032	367,476
Ingles Markets, Inc., Class A	3,080	232,016
Inter Parfums, Inc.	1,432	192,375
J & J Snack Foods Corp.	1,823	298,334
Lancaster Colony Corp.	1,212	200,016
Medifast, Inc.	1,567	117,290
Nu Skin Enterprises, Inc., Class A	4,537	96,230
PriceSmart, Inc.	3,490	259,761
Spectrum Brands Holdings, Inc.	1,893	148,317
Sprouts Farmers Market, Inc.(a)	5,496	235,229
The Andersons, Inc.	4,165	214,539
The Chefs' Warehouse, Inc.(a)	5,668	120,048
The Hain Celestial Group, Inc.(a)	9,079	94,149
The Simply Good Foods Co.(a)	6,395	220,755
Tootsie Roll Industries, Inc.	6,927	206,840
United Natural Foods, Inc.(a)	5,450	77,063
WD-40 Co.	1,228	249,579
Weis Markets, Inc.	2,778	175,014
		5,212,842
Energy (6.1%):
Arch Resources, Inc.	1,148	195,918
Archrock, Inc.	18,494	233,024
Cactus, Inc., Class A	3,284	164,890
California Resources Corp.	4,138	231,769
Callon Petroleum Co.(a)	3,178	124,323
ChampionX Corp.	5,310	189,142
Comstock Resources, Inc.	10,015	110,465
CONSOL Energy, Inc.	2,128	223,249
Crescent Energy Co., Class A	11,007	139,129
CVR Energy, Inc.	4,778	162,595
Delek US Holdings, Inc.	6,104	173,415
Denbury, Inc.(a)	1,803	176,712
Earthstone Energy, Inc., Class A(a)	8,283	167,648
Excelerate Energy, Inc., Class A	6,342	108,068
Gulfport Energy Corp.(a)	1,717	203,739
International Seaways, Inc.	4,185	188,325
Kinetik Holdings, Inc.	5,731	193,421
Kosmos Energy Ltd.(a)	14,749	120,647
Liberty Energy, Inc.	10,098	187,015
Northern Oil and Gas, Inc.	3,773	151,788
Oceaneering International, Inc.(a)	6,337	162,988
Par Pacific Holdings, Inc.(a)	6,047	217,329
Patterson-UTI Energy, Inc.	19,554	270,627
PBF Energy, Inc., Class A	3,178	170,118
Peabody Energy Corp.	4,533	117,813

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (6.1%): (continued)
Permian Resources Corp.	10,614	148,171
RPC, Inc.	15,031	134,377
Sitio Royalties Corp., Class A	6,312	152,814
Talos Energy, Inc.(a)	7,208	118,500
Valaris Ltd.(a)	2,160	161,957
Weatherford International PLC(a)	2,194	198,184
World Kinect Corp., Class A	6,080	136,374
		5,434,534
Financials (24.0%):
American Equity Investment Life Holding Co.	3,963	212,575
Ameris BanCorp	6,227	239,055
Artisan Partners Asset Management, Inc., Class A	6,090	227,888
Associated Banc-Corp	12,129	207,527
Assured Guaranty Ltd.	3,893	235,604
Atlantic Union Bankshares Corp.	7,082	203,820
Axis Capital Holdings Ltd.	4,613	260,035
Axos Financial, Inc.(a)	4,184	158,406
BancFirst Corp.	2,540	220,294
Bank of Hawaii Corp.	3,786	188,126
BankUnited, Inc.	8,311	188,660
Banner Corp.	4,643	196,770
BGC Group, Inc., Class A	36,078	190,492
Bread Financial Holdings, Inc.	4,566	156,157
Cathay General BanCorp	7,493	260,457
City Holding Co.	3,734	337,367
CNO Financial Group, Inc.	10,232	242,805
Cohen & Steers, Inc.	3,890	243,864
Columbia Banking System, Inc.	9,164	186,029
Community Bank System, Inc.	5,267	222,320
CVB Financial Corp.	14,230	235,791
Donnelley Financial Solutions, Inc.(a)	3,306	186,062
Eastern Bankshares, Inc.	16,804	210,722
Enova International, Inc.(a)	3,690	187,710
Enterprise Financial Services Corp.	5,800	217,500
EVERTEC, Inc.	7,421	275,913
FB Financial Corp.	7,199	204,164
Federal Agricultural Mortgage Corp., Class C	1,830	282,369
Federated Hermes, Inc.	6,745	228,453
First BanCorp	7,318	205,929
First BanCorp	19,145	257,692
First Commonwealth Financial Corp.	20,410	249,206
First Financial BanCorp	12,113	237,415
First Hawaiian, Inc.	10,861	196,041
First Merchants Corp.	7,705	214,353
FirstCash Holdings, Inc.	2,386	239,507
FNB Corp.	22,622	244,091
Fulton Financial Corp.	18,154	219,845
Genworth Financial, Inc.(a)	35,140	205,920

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
Goosehead Insurance, Inc., Class A(a)	1,855	138,253
Hamilton Lane, Inc., Class A	2,684	242,741
Hancock Whitney Corp.	5,830	215,652
Heartland Financial USA, Inc.	6,512	191,648
Hilltop Holdings, Inc.	7,375	209,155
Hope BanCorp, Inc.	23,747	210,161
Houlihan Lokey, Inc.	2,693	288,474
Independent Bank Corp.	4,428	217,371
Independent Bank Group, Inc.	5,296	209,457
International Bancshares Corp.	6,350	275,209
Jackson Financial, Inc., Class A	3,930	150,205
Lakeland Financial Corp.	4,419	209,726
Lazard Ltd., Class A	5,787	179,455
Live Oak Bancshares, Inc.	5,384	155,867
MGIC Investment Corp.	19,486	325,221
Moelis & Co., Class A	4,165	187,966
Mr Cooper Group, Inc.(a)	4,344	232,665
National Bank Holdings Corp., Class A	6,647	197,815
Navient Corp.	11,621	200,114
NBT BanCorp, Inc.	7,247	229,657
Nelnet, Inc., Class A	4,143	370,053
NMI Holdings, Inc., Class A(a)	9,675	262,096
Northwest Bancshares, Inc.	24,902	254,747
OFG BanCorp	11,438	341,539
Pacific Premier BanCorp, Inc.	9,416	204,892
PacWest BanCorp	7,839	62,006
Palomar Holdings, Inc.(a)	2,482	125,962
Park National Corp.	2,304	217,774
PennyMac Financial Services, Inc.	2,648	176,357
Piper Sandler Cos.	1,435	208,520
PJT Partners, Inc., Class A	3,469	275,577
PRA Group, Inc.(a)	8,161	156,773
Provident Financial Services, Inc.	13,572	207,516
Radian Group, Inc.	10,858	272,644
Renasant Corp.	8,873	232,384
Repay Holdings Corp.(a)	12,448	94,480
Rocket Cos., Inc., Class A(a)	14,053	114,954
S&T BanCorp, Inc.	9,352	253,252
Sandy Spring BanCorp, Inc.	9,593	205,578
Seacoast Banking Corp. of Florida	7,506	164,832
Shift4 Payments, Inc., Class A(a)	1,780	98,559
Simmons First National Corp., Class A	13,124	222,583
SLM Corp.	11,974	163,086
Stellar BanCorp, Inc.	9,592	204,501
Stock Yards BanCorp, Inc.	4,936	193,935
StoneX Group, Inc.(a)	2,064	200,043
Texas Capital Bancshares, Inc.(a)	3,617	213,041
The BanCorp, Inc.(a)	5,298	182,781
Towne Bank	11,412	261,677

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
TriCo Bancshares	6,726	215,434
Trustmark Corp.	10,576	229,816
UMB Financial Corp.	3,287	203,958
United Community Banks, Inc.	8,299	210,878
UWM Holdings Corp.	26,465	128,355
Veritex Holdings, Inc.	8,233	147,782
Virtu Financial, Inc., Class A	11,761	203,112
Virtus Investment Partners, Inc.	909	183,609
Walker & Dunlop, Inc.	2,631	195,325
Washington Federal, Inc.	8,130	208,291
WesBanco, Inc.	10,185	248,718
Westamerica BanCorp	7,088	306,556
WSFS Financial Corp.	5,863	214,000
		21,581,722
Health Care (5.8%):
AdaptHealth Corp.(a)	10,780	98,098
Addus HomeCare Corp.(a)	2,236	190,485
Agiliti, Inc.(a)	8,466	54,944
Amedisys, Inc.(a)	2,096	195,766
Apollo Medical Holdings, Inc.(a)	3,297	101,713
Avanos Medical, Inc.(a)	7,769	157,089
Catalyst Pharmaceuticals, Inc.(a)	5,989	70,011
Certara, Inc.(a)	4,998	72,671
Corcept Therapeutics, Inc.(a)	8,626	235,015
CorVel Corp.(a)	1,267	249,156
Cytek Biosciences, Inc.(a)	13,134	72,500
Dynavax Technologies Corp.(a)	13,264	195,909
Embecta Corp.	4,754	71,548
Figs, Inc., Class A(a)	14,582	86,034
Haemonetics Corp.(a)	2,710	242,762
Harmony Biosciences Holdings, Inc.(a)	4,098	134,292
Integer Holdings Corp.(a)	2,215	173,722
Ironwood Pharmaceuticals, Inc.(a)	21,352	205,620
Maravai LifeSciences Holdings, Inc., Class A(a)	9,142	91,420
Merit Medical Systems, Inc.(a)	3,257	224,798
Neogen Corp.(a)	9,689	179,634
Pacira BioSciences, Inc.(a)	4,818	147,816
Patterson Cos., Inc.	9,630	285,433
Pediatrix Medical Group, Inc.(a)	10,961	139,314
Prestige Consumer Healthcare, Inc.(a)	4,710	269,365
Progyny, Inc.(a)	3,041	103,455
RadNet, Inc.(a)	5,531	155,919
Select Medical Holdings Corp.	6,101	154,172
STAAR Surgical Co.(a)	1,791	71,962
Supernus Pharmaceuticals, Inc.(a)	6,357	175,263
The Ensign Group, Inc.	2,686	249,610
U.S. Physical Therapy, Inc.	1,583	145,209
Veradigm, Inc.(a)	14,702	193,184

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (5.8%): (continued)
Vir Biotechnology, Inc.(a)	5,803	54,374
		5,248,263
Industrials (24.0%):
AAON, Inc.	2,965	168,620
AAR Corp.(a)	4,172	248,359
ABM Industries, Inc.	6,055	242,261
Air Transport Services Group, Inc.(a)	8,864	184,992
Alamo Group, Inc.	1,368	236,472
Albany International Corp.	2,831	244,259
Allegiant Travel Co.	1,388	106,682
Allison Transmission Holding, Inc.	5,322	314,317
Ameresco, Inc., Class A(a)	2,471	95,282
API Group Corp.(a)	9,350	242,446
Applied Industrial Technologies, Inc.	1,537	237,636
ArcBest Corp.	1,656	168,332
Arcosa, Inc.	3,121	224,400
Armstrong World Industries, Inc.	3,765	271,080
Atkore, Inc.(a)	1,175	175,298
Barnes Group, Inc.	5,868	199,336
Beacon Roofing Supply, Inc.(a)	3,732	287,998
Boise Cascade Co.	2,969	305,926
Brady Corp., Class A	5,926	325,456
Casella Waste Systems, Inc.(a)	3,056	233,173
CBIZ, Inc.(a)	5,697	295,674
Comfort Systems USA, Inc.	1,543	262,943
Construction Partners, Inc., Class A(a)	5,843	213,620
Core & Main, Inc., Class A(a)	8,851	255,351
CSG Systems International, Inc.	4,452	227,586
CSW Industrials, Inc.	1,588	278,281
Dycom Industries, Inc.(a)	1,739	154,771
Encore Wire Corp.	918	167,498
Energy Recovery, Inc.(a)	6,021	127,705
Enerpac Tool Group Corp.	9,269	244,980
EnerSys	2,403	227,492
EnPro Industries, Inc.	2,125	257,529
Esab Corp.	3,320	233,130
ESCO Technologies, Inc.	2,439	254,729
Federal Signal Corp.	4,678	279,417
First Advantage Corp.	12,438	171,520
Flowserve Corp.	6,194	246,335
Fluor Corp.(a)	5,986	219,686
Forward Air Corp.	1,953	134,249
Franklin Electric Co., Inc.	2,761	246,364
GATX Corp.	2,322	252,703
Gibraltar Industries, Inc.(a)	4,086	275,846
GMS, Inc.(a)	3,238	207,135
GrafTech International Ltd.	22,234	85,156
Granite Construction, Inc.	5,812	220,972

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.0%): (continued)
H&E Equipment Services, Inc.	4,026	173,883
Hayward Holdings, Inc.(a)	12,796	180,424
Heartland Express, Inc.	15,249	224,008
Helios Technologies, Inc.	2,976	165,108
Herc Holdings, Inc.	1,363	162,115
Hillenbrand, Inc.	4,259	180,198
HNI Corp.	8,332	288,537
Huron Consulting Group, Inc.(a)	2,632	274,149
ICF International, Inc.	2,225	268,802
Insperity, Inc.	1,952	190,515
Janus International Group, Inc.(a)	18,894	202,166
John Bean Technologies Corp.	1,734	182,313
Kadant, Inc.	1,109	250,135
Kennametal, Inc.	7,060	175,653
Kforce, Inc.	3,368	200,935
Kirby Corp.(a)	2,964	245,419
Korn Ferry	4,421	209,732
Lindsay Corp.	1,781	209,588
ManpowerGroup, Inc.	3,122	228,905
Marten Transport Ltd.	9,352	184,328
Matson, Inc.	2,724	241,673
Maximus, Inc.	2,727	203,652
McGrath RentCorp.	2,966	297,312
MillerKnoll, Inc.	7,755	189,610
Moog, Inc., Class A	2,628	296,859
MSC Industrial Direct Co., Inc.	3,541	347,549
Mueller Industries, Inc.	2,879	216,386
Mueller Water Products, Inc., Class A	17,957	227,695
MYR Group, Inc.(a)	1,574	212,112
NOW, Inc.(a)	15,336	182,038
NV5 Global, Inc.(a)	1,951	187,745
PGT Innovations, Inc.(a)	6,576	182,484
Primoris Services Corp.	8,298	271,594
Resideo Technologies, Inc.(a)	7,556	119,385
Rush Enterprises, Inc., Class A	6,874	280,665
Ryder System, Inc.	2,323	248,445
Schneider National, Inc., Class B	8,749	242,260
Shoals Technologies Group, Inc., Class A(a)	4,074	74,351
SPX Technologies, Inc.(a)	3,184	259,178
Standex International Corp.	2,136	311,194
SunPower Corp.(a)	7,686	47,423
TaskUS, Inc., Class A(a)	5,816	60,370
Tennant Co.	3,818	283,105
Terex Corp.	3,836	221,030
The AZEK Co., Inc.(a)	5,552	165,116
The Brink's Co.	3,223	234,119
Trinity Industries, Inc.	7,757	188,883
TTEC Holdings, Inc.	4,282	112,274
UniFirst Corp.	1,595	260,001

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.0%): (continued)
Veritiv Corp.	1,209	204,200
Verra Mobility Corp.(a)	12,491	233,582
Vicor Corp.(a)	2,455	144,575
Wabash National Corp.	7,370	155,654
Watts Water Technologies, Inc., Class A	1,460	252,317
Werner Enterprises, Inc.	5,264	205,033
		21,609,779
Information Technology (8.5%):
ACI Worldwide, Inc.(a)	6,244	140,865
Advanced Energy Industries, Inc.	2,109	217,480
Agilysys, Inc.(a)	1,991	131,724
Alarm.com Holdings, Inc.(a)	3,657	223,589
Avid Technology, Inc.(a)	4,758	127,847
Axcelis Technologies, Inc.(a)	1,022	166,637
Badger Meter, Inc.	1,912	275,079
Belden, Inc.	2,877	277,774
Calix, Inc.(a)	2,646	121,293
Cohu, Inc.(a)	4,517	155,565
CommVault Systems, Inc.(a)	3,669	248,061
CTS Corp.	4,182	174,557
Diodes, Inc.(a)	2,034	160,361
DoubleVerify Holdings, Inc.(a)	5,256	146,905
ePlus, Inc.(a)	3,730	236,930
Extreme Networks, Inc.(a)	8,180	198,038
FormFactor, Inc.(a)	4,321	150,976
Harmonic, Inc.(a)	10,039	96,676
Insight Enterprises, Inc.(a)	2,086	303,513
InterDigital, Inc.	2,378	190,811
MACOM Technology Solutions Holdings, Inc.(a)	2,886	235,440
MaxLinear, Inc.(a)	4,391	97,700
Methode Electronics, Inc.	5,431	124,098
NCR Corp.(a)	6,808	183,612
NetScout Systems, Inc.(a)	7,480	209,590
Onto Innovation, Inc.(a)	1,856	236,677
OSI Systems, Inc.(a)	2,428	286,601
Perficient, Inc.(a)	2,457	142,162
Plexus Corp.(a)	2,334	217,015
Progress Software Corp.	5,156	271,102
Semtech Corp.(a)	5,709	147,007
SiTime Corp.(a)	760	86,830
SPS Commerce, Inc.(a)	1,317	224,693
Super Micro Computer, Inc.(a)	1,060	290,673
Teradata Corp.(a)	4,894	220,328
TTM Technologies, Inc.(a)	10,910	140,521
Ultra Clean Holdings, Inc.(a)	4,599	136,452
Viavi Solutions, Inc.(a)	17,493	159,886
Vishay Intertechnology, Inc.	10,146	250,809

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (8.5%): (continued)
Vontier Corp.	7,028	217,306
		7,623,183
Materials (4.8%):
Alpha Metallurgical Resources, Inc.	809	210,122
ATI, Inc.(a)	4,452	183,200
Avient Corp.	3,652	128,989
Balchem Corp.	1,886	233,939
Cabot Corp.	2,508	173,729
Ecovyst, Inc.(a)	15,256	150,119
Greif, Inc., Class A	3,779	252,475
H.B. Fuller Co.	3,575	245,281
Ingevity Corp.(a)	2,707	128,880
Innospec, Inc.	2,446	249,981
Materion Corp.	1,245	126,878
Minerals Technologies, Inc.	3,427	187,662
NewMarket Corp.	868	394,975
O-I Glass, Inc.(a)	7,528	125,943
Orion SA	7,278	154,876
Perimeter Solutions SA(a)	19,369	87,935
Ryerson Holding Corp.	3,296	95,881
Sensient Technologies Corp.	3,347	195,733
Stepan Co.	2,606	195,372
Summit Materials, Inc., Class A(a)	7,243	225,547
Sylvamo Corp.	3,903	171,498
Warrior Met Coal, Inc.	4,250	217,090
Worthington Industries, Inc.	2,537	156,837
		4,292,942
Real Estate (1.3%):
eXp World Holdings, Inc.	8,720	141,613
Howard Hughes Holdings, Inc.(a)	2,638	195,555
Kennedy-Wilson Holdings, Inc.	12,804	188,731
Marcus & Millichap, Inc.	7,129	209,165
Newmark Group, Inc., Class A	23,351	150,147
The St. Joe Co.	5,366	291,534
		1,176,745
Utilities (3.6%):
ALLETE, Inc.	4,442	234,538
American States Water Co.	2,786	219,202
Avista Corp.	6,295	203,769
California Water Service Group	4,374	206,934
Chesapeake Utilities Corp.	2,047	200,094
Clearway Energy, Inc., Class C	8,325	176,157
MGE Energy, Inc.	3,814	261,297
Middlesex Water Co.	2,990	198,088
Montauk Renewables, Inc.(a)	16,831	153,330
New Jersey Resources Corp.	5,287	214,811
Northwest Natural Holding Co.	6,082	232,089
NorthWestern Corp.	5,598	269,040

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (3.6%): (continued)
Otter Tail Corp.	2,727	207,034
SJW Group	3,426	205,937
Spire, Inc.	4,120	233,110
		3,215,430
Total Common Stocks (Cost $92,673,078)		89,493,021

Total Investments (Cost $92,673,078) — 99.6%		89,493,021
Other assets in excess of liabilities — 0.4%		369,767
NET ASSETS - 100.00%		89,862,788

Percentages indicated are based on net assets as of September 30, 2023.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	12/15/23	4	$367,967	$359,720	$(8,247)
					$(8,247)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Communication Services (0.6%):
Live Nation Entertainment, Inc.(a)	8,950	743,208
The Trade Desk, Inc., Class A(a)	4,466	349,018
ZoomInfo Technologies, Inc.(a)	15,483	253,921
		1,346,147
Consumer Discretionary (9.4%):
Aptiv PLC(a)	4,794	472,640
Aramark	21,162	734,321
AutoZone, Inc.(a)	379	962,656
Bath & Body Works, Inc.	11,081	374,538
BorgWarner, Inc.	17,353	700,541
Burlington Stores, Inc.(a)	2,318	313,625
CarMax, Inc.(a)	6,174	436,687
Chipotle Mexican Grill, Inc.(a)	392	718,077
Darden Restaurants, Inc.	6,040	865,049
Deckers Outdoor Corp.(a)	1,356	697,106
Domino's Pizza, Inc.	1,980	750,004
DR Horton, Inc.	6,412	689,098
Five Below, Inc.(a)	2,500	402,250
Floor & Decor Holdings, Inc., Class A(a)	4,221	382,001
Garmin Ltd.	7,789	819,403
Genuine Parts Co.	6,071	876,531
Lennar Corp., Class A	6,174	692,908
LKQ Corp.	15,304	757,701
Lowe's Cos., Inc.	3,517	730,973
NVR, Inc.(a)	128	763,302
O'Reilly Automotive, Inc.(a)	1,204	1,094,267
Penske Automotive Group, Inc.	4,395	734,229
Pool Corp.	1,636	582,580
PulteGroup, Inc.	10,054	744,499
Ross Stores, Inc.	6,790	766,931
Service Corp. International	11,525	658,539
Tapestry, Inc.	14,559	418,571
Tesla, Inc.(a)	1,931	483,175
Tractor Supply Co.	3,347	679,608
Vail Resorts, Inc.	3,187	707,163
		20,008,973
Consumer Staples (5.2%):
BJ's Wholesale Club Holdings, Inc.(a)	11,422	815,188
Bunge Ltd.	6,671	722,136
Campbell Soup Co.	20,217	830,514
Costco Wholesale Corp.	1,788	1,010,149
Coty, Inc., Class A(a)	42,108	461,925
Darling Ingredients, Inc.(a)	9,385	489,897
Dollar General Corp.	4,624	489,219

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.2%): (continued)
Dollar Tree, Inc.(a)	4,849	516,176
Hormel Foods Corp.	30,581	1,162,995
Lamb Weston Holdings, Inc.	8,941	826,685
McCormick & Co., Inc.	10,237	774,327
Monster Beverage Corp.(a)	18,567	983,123
Sysco Corp.	13,387	884,211
The J.M. Smucker Co.	8,731	1,073,127
		11,039,672
Energy (7.2%):
APA Corp.	10,535	432,989
Cheniere Energy, Inc.	3,992	662,512
Chesapeake Energy Corp.	6,751	582,139
ConocoPhillips	5,506	659,619
Coterra Energy, Inc.	21,584	583,847
Devon Energy Corp.	8,280	394,956
Diamondback Energy, Inc.	3,833	593,655
EOG Resources, Inc.	4,633	587,279
EQT Corp.	13,271	538,537
Halliburton Co.	14,235	576,518
Hess Corp.	3,584	548,352
HF Sinclair Corp.	11,993	682,762
Kinder Morgan, Inc.	52,243	866,189
Marathon Oil Corp.	18,957	507,100
Marathon Petroleum Corp.	4,965	751,403
Occidental Petroleum Corp.	8,380	543,694
ONEOK, Inc.	10,719	679,906
Ovintiv, Inc.	10,744	511,092
Phillips 66	5,962	716,334
Pioneer Natural Resources Co.	2,576	591,321
Schlumberger N.V.	9,817	572,331
Targa Resources Corp.	7,715	661,330
Texas Pacific Land Corp.	288	525,185
The Williams Cos., Inc.	27,799	936,548
Valero Energy Corp.	4,170	590,931
		15,296,529
Financials (10.8%):
Aflac, Inc.	14,935	1,146,261
American Financial Group, Inc.	7,137	796,989
Arch Capital Group Ltd.(a)	10,809	861,585
Ares Management Corp., Class A	7,302	751,157
Arthur J Gallagher & Co.	4,782	1,089,961
Brown & Brown, Inc.	12,819	895,279
Cboe Global Markets, Inc.	7,223	1,128,305
East West BanCorp, Inc.	9,033	476,129
Equitable Holdings, Inc.	24,126	684,937
Erie Indemnity Co., Class A	3,562	1,046,480
Everest Group Ltd.	1,989	739,252
FactSet Research Systems, Inc.	2,014	880,642

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.8%): (continued)
First Citizens BancShares, Inc., Class A	329	454,053
FleetCor Technologies, Inc.(a)	3,063	782,106
Franklin Resources, Inc.	23,615	580,457
Globe Life, Inc.	9,141	993,901
Interactive Brokers Group, Inc.	8,207	710,398
Intercontinental Exchange, Inc.	8,380	921,968
LPL Financial Holdings, Inc.	2,907	690,849
MarketAxess Holdings, Inc.	1,811	386,902
Morningstar, Inc.	3,093	724,504
MSCI, Inc.	1,165	597,738
Nasdaq, Inc.	15,056	731,571
Principal Financial Group, Inc.	9,376	675,728
Raymond James Financial, Inc.	7,557	758,950
Reinsurance Group of America, Inc.	5,504	799,126
Rocket Cos., Inc., Class A(a)	44,025	360,124
Ryan Specialty Holdings, Inc.(a)	13,090	633,556
Tradeweb Markets, Inc., Class A	11,156	894,711
W R Berkley Corp.	14,838	942,065
		23,135,684
Health Care (10.9%):
Agilent Technologies, Inc.	5,056	565,362
Align Technology, Inc.(a)	1,047	319,670
Amgen, Inc.	4,142	1,113,204
Avantor, Inc.(a)	28,011	590,472
BioMarin Pharmaceutical, Inc.(a)	7,366	651,744
Bruker Corp.	7,580	472,234
Catalent, Inc.(a)	7,841	357,001
Centene Corp.(a)	11,272	776,415
Charles River Laboratories International, Inc.(a)	2,549	499,553
Danaher Corp.	2,820	699,642
Dexcom, Inc.(a)	4,019	374,973
Edwards Lifesciences Corp.(a)	7,112	492,719
GE HealthCare Technologies, Inc.	7,427	505,333
HCA Healthcare, Inc.	2,578	634,136
Henry Schein, Inc.(a)	11,273	837,020
Humana, Inc.	1,738	845,572
IDEXX Laboratories, Inc.(a)	1,204	526,473
Incyte Corp.(a)	13,522	781,166
Insulet Corp.(a)	1,596	254,546
Intuitive Surgical, Inc.(a)	2,306	674,021
IQVIA Holdings, Inc.(a)	3,222	633,929
Laboratory Corp. of America Holdings	4,222	848,833
Masimo Corp.(a)	2,907	254,886
Mettler-Toledo International, Inc.(a)	427	473,146
Moderna, Inc.(a)	2,463	254,403
Neurocrine Biosciences, Inc.(a)	7,191	808,987
Regeneron Pharmaceuticals, Inc.(a)	768	632,033
Repligen Corp.(a)	2,163	343,939

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (10.9%): (continued)
ResMed, Inc.	3,727	551,111
Revvity, Inc.	4,674	517,412
Stryker Corp.	2,592	708,316
Teleflex, Inc.	2,514	493,775
United Therapeutics Corp.(a)	3,541	799,806
Veeva Systems, Inc., Class A(a)	3,189	648,802
Vertex Pharmaceuticals, Inc.(a)	2,338	813,016
Waters Corp.(a)	2,257	618,892
West Pharmaceutical Services, Inc.	1,402	526,044
Zimmer Biomet Holdings, Inc.	6,959	780,939
Zoetis, Inc.	4,147	721,495
		23,401,020
Industrials (26.8%):
A.O. Smith Corp.	9,851	651,447
AECOM	11,122	923,571
AGCO Corp.	5,287	625,346
Allegion PLC	6,794	707,935
AMETEK, Inc.	6,947	1,026,489
Axon Enterprise, Inc.(a)	2,378	473,198
Builders FirstSource, Inc.(a)	5,567	693,036
Carlisle Cos., Inc.	3,190	827,039
Carrier Global Corp.	15,699	866,585
Caterpillar, Inc.	3,278	894,894
CH Robinson Worldwide, Inc.	8,187	705,146
Cintas Corp.	2,017	970,197
Copart, Inc.(a)	21,751	937,251
CoStar Group, Inc.(a)	9,497	730,224
CSX Corp.	28,039	862,199
Deere & Co.	2,119	799,668
Dover Corp.	5,435	758,237
Eaton Corp. PLC	5,221	1,113,535
Equifax, Inc.	3,077	563,645
Expeditors International of Washington, Inc.	6,702	768,250
Fastenal Co.	15,382	840,472
Fortive Corp.	12,563	931,672
General Dynamics Corp.	4,833	1,067,948
Graco, Inc.	12,730	927,762
HEICO Corp.	5,045	816,937
Honeywell International, Inc.	5,037	930,535
Howmet Aerospace, Inc.	19,054	881,248
Hubbell, Inc.	3,386	1,061,206
IDEX Corp.	4,171	867,651
Illinois Tool Works, Inc.	3,929	904,888
Ingersoll Rand, Inc.	13,072	832,948
J.B. Hunt Transport Services, Inc.	4,042	761,998
Jack Henry & Associates, Inc.	5,102	771,116
Johnson Controls International PLC	12,691	675,288
Knight-Swift Transportation Holdings, Inc.	12,418	622,763

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (26.8%): (continued)
Leidos Holdings, Inc.	11,271	1,038,735
Lennox International, Inc.	2,565	960,439
Lincoln Electric Holdings, Inc.	5,778	1,050,383
Masco Corp.	12,891	689,024
Nordson Corp.	3,443	768,374
Norfolk Southern Corp.	4,073	802,096
Old Dominion Freight Line, Inc.	1,768	723,360
Otis Worldwide Corp.	12,010	964,523
PACCAR, Inc.	12,260	1,042,345
Parker-Hannifin Corp.	2,368	922,383
Paychex, Inc.	7,930	914,567
Paycom Software, Inc.	1,746	452,685
Paylocity Holding Corp.(a)	2,431	441,713
Quanta Services, Inc.	4,246	794,299
Regal Rexnord Corp.	4,307	615,384
Republic Services, Inc.	8,221	1,171,575
Rockwell Automation, Inc.	2,378	679,799
Rollins, Inc.	21,600	806,328
Snap-on, Inc.	4,097	1,044,981
SS&C Technologies Holdings, Inc.	13,280	697,731
Textron, Inc.	11,695	913,847
The Toro Co.	9,087	755,130
Trane Technologies PLC	4,410	894,833
TransDigm Group, Inc.(a)	997	840,601
TransUnion	7,961	571,520
U-Haul Holding Co.(a)	11,068	603,981
Union Pacific Corp.	4,049	824,498
United Rentals, Inc.	1,515	673,524
Verisk Analytics, Inc.	4,457	1,052,922
Waste Management, Inc.	6,989	1,065,403
Watsco, Inc.	2,037	769,416
Westinghouse Air Brake Technologies Corp.	8,470	900,107
WillScot Mobile Mini Holdings Corp.(a)	17,723	737,100
WW Grainger, Inc.	1,125	778,320
Xylem, Inc.	6,941	631,839
		57,386,089
Information Technology (14.3%):
Advanced Micro Devices, Inc.(a)	4,557	468,551
Akamai Technologies, Inc.(a)	9,413	1,002,861
Amphenol Corp., Class A	10,912	916,499
Analog Devices, Inc.	3,650	639,078
ANSYS, Inc.(a)	1,938	576,652
Arista Networks, Inc.(a)	3,579	658,285
Bentley Systems, Inc., Class B	13,882	696,321
Broadcom, Inc.	1,135	942,708
Cadence Design Systems, Inc.(a)	3,259	763,584
CDW Corp.	4,450	897,832
Cognizant Technology Solutions Corp., Class A	11,623	787,342

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.3%): (continued)
Dynatrace, Inc.(a)	11,446	534,872
Enphase Energy, Inc.(a)	1,875	225,281
Entegris, Inc.	5,298	497,535
EPAM Systems, Inc.(a)	1,578	403,479
Fair Isaac Corp.(a)	658	571,493
Fortinet, Inc.(a)	7,141	419,034
Gartner, Inc.(a)	2,478	851,466
Jabil, Inc.	9,027	1,145,436
Juniper Networks, Inc.	25,060	696,417
Keysight Technologies, Inc.(a)	4,478	592,484
KLA Corp.	1,491	683,862
Lattice Semiconductor Corp.(a)	4,976	427,588
Manhattan Associates, Inc.(a)	3,471	686,078
Microchip Technology, Inc.	6,951	542,526
Monolithic Power Systems, Inc.	899	415,338
NetApp, Inc.	11,463	869,812
NVIDIA Corp.	1,471	639,870
NXP Semiconductors N.V.	3,241	647,941
ON Semiconductor Corp.(a)	5,348	497,097
Palo Alto Networks, Inc.(a)	2,751	644,944
PTC, Inc.(a)	6,061	858,722
Pure Storage, Inc., Class A(a)	23,707	844,443
Qorvo, Inc.(a)	5,687	542,938
Roper Technologies, Inc.	2,252	1,090,599
Seagate Technology Holdings PLC	8,377	552,463
ServiceNow, Inc.(a)	1,061	593,057
Skyworks Solutions, Inc.	5,014	494,330
Synopsys, Inc.(a)	1,790	821,556
TD SYNNEX Corp.	7,932	792,090
TE Connectivity Ltd.	6,117	755,633
Teledyne Technologies, Inc.(a)	1,880	768,130
Teradyne, Inc.	5,401	542,584
Trimble, Inc.(a)	11,587	624,076
Tyler Technologies, Inc.(a)	1,713	661,458
Zebra Technologies Corp.(a)	1,598	377,975
		30,662,320
Materials (7.2%):
Albemarle Corp.	2,329	396,023
Avery Dennison Corp.	4,186	764,657
Ball Corp.	11,114	553,255
Celanese Corp.	4,907	615,927
CF Industries Holdings, Inc.	6,957	596,493
Cleveland-Cliffs, Inc.(a)	22,556	352,550
Crown Holdings, Inc.	7,511	664,573
Eastman Chemical Co.	7,738	593,659
Ecolab, Inc.	4,189	709,617
FMC Corp.	7,369	493,502
Freeport-McMoRan, Inc.	10,638	396,691

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.2%): (continued)
International Paper Co.	19,024	674,781
LyondellBasell Industries N.V., Class A	7,474	707,788
Martin Marietta Materials, Inc.	2,095	859,956
Nucor Corp.	3,557	556,137
Packaging Corp. of America	5,345	820,725
PPG Industries, Inc.	4,823	626,025
Reliance Steel & Aluminum Co.	3,247	851,461
RPM International, Inc.	9,129	865,521
Steel Dynamics, Inc.	4,802	514,870
The Mosaic Co.	10,834	385,690
The Sherwin-Williams Co.	2,827	721,026
Vulcan Materials Co.	4,801	969,898
Westlake Corp.	5,075	632,700
		15,323,525
Utilities (7.0%):
Alliant Energy Corp.	16,526	800,685
Ameren Corp.	10,706	801,130
American Electric Power Co., Inc.	9,950	748,439
American Water Works Co., Inc.	5,951	736,912
Atmos Energy Corp.	8,259	874,876
CenterPoint Energy, Inc.	32,092	861,670
CMS Energy Corp.	15,528	824,692
Consolidated Edison, Inc.	10,683	913,717
DTE Energy Co.	8,526	846,461
Entergy Corp.	8,440	780,700
Essential Utilities, Inc.	21,569	740,464
Evergy, Inc.	15,162	768,713
Eversource Energy	11,664	678,262
NextEra Energy, Inc.	10,549	604,352
NiSource, Inc.	32,144	793,314
Public Service Enterprise Group, Inc.	13,682	778,643
The Southern Co.	13,855	896,696
WEC Energy Group, Inc.	9,843	792,854
Xcel Energy, Inc.	13,397	766,576
		15,009,156
Total Common Stocks (Cost $202,288,564)		212,609,115

Total Investments (Cost $202,288,564) — 99.4%		212,609,115
Other assets in excess of liabilities — 0.6%		1,216,324
NET ASSETS - 100.00%		213,825,439

Percentages indicated are based on net assets as of September 30, 2023.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	12/15/23	5	$1,127,291	$1,081,375	$(45,916)
					$(45,916)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary (7.3%):
Bath & Body Works, Inc.	30,130	1,018,394
Darden Restaurants, Inc.	16,421	2,351,816
Garmin Ltd.	21,174	2,227,505
Genuine Parts Co.	16,500	2,382,270
LKQ Corp.	41,611	2,060,161
Lowe's Cos., Inc.	9,572	1,989,444
Tapestry, Inc.	39,586	1,138,097
Vail Resorts, Inc.	8,654	1,920,236
		15,087,923
Consumer Staples (7.2%):
Bunge Ltd.	18,127	1,962,248
Campbell Soup Co.	54,960	2,257,757
Hormel Foods Corp.	83,135	3,161,624
McCormick & Co., Inc.	27,818	2,104,153
Sysco Corp.	36,402	2,404,352
The J.M. Smucker Co.	23,748	2,918,867
		14,809,001
Energy (15.2%):
APA Corp.	28,637	1,176,981
Chesapeake Energy Corp.	18,520	1,596,980
ConocoPhillips	14,979	1,794,484
Coterra Energy, Inc.	58,687	1,587,483
Diamondback Energy, Inc.	10,418	1,613,540
EOG Resources, Inc.	12,598	1,596,922
EQT Corp.	36,076	1,463,964
Halliburton Co.	38,703	1,567,471
HF Sinclair Corp.	32,591	1,855,406
Kinder Morgan, Inc.	142,035	2,354,940
Marathon Petroleum Corp.	13,500	2,043,090
ONEOK, Inc.	29,155	1,849,302
Ovintiv, Inc.	29,196	1,388,854
Phillips 66	16,209	1,947,511
Pioneer Natural Resources Co.	7,001	1,607,079
Targa Resources Corp.	20,972	1,797,720
The Williams Cos., Inc.	75,582	2,546,358
Valero Energy Corp.	11,329	1,605,433
		31,393,518
Financials (11.1%):
Aflac, Inc.	40,625	3,117,969
American Financial Group, Inc.	19,389	2,165,170
Ares Management Corp., Class A	19,848	2,041,764
East West BanCorp, Inc.	24,557	1,294,399
Equitable Holdings, Inc.	65,583	1,861,901
Erie Indemnity Co., Class A	9,683	2,844,768

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.1%): (continued)
Everest Group Ltd.	5,406	2,009,248
Franklin Resources, Inc.	64,219	1,578,503
Principal Financial Group, Inc.	25,485	1,836,704
Raymond James Financial, Inc.	20,541	2,062,933
Reinsurance Group of America, Inc.	14,973	2,173,930
		22,987,289
Health Care (1.5%):
Amgen, Inc.	11,261	3,026,506
		3,026,506
Industrials (20.9%):
A.O. Smith Corp.	26,786	1,771,358
Caterpillar, Inc.	8,921	2,435,433
CH Robinson Worldwide, Inc.	22,260	1,917,254
Eaton Corp. PLC	14,194	3,027,296
Fastenal Co.	41,824	2,285,263
General Dynamics Corp.	13,133	2,901,999
Honeywell International, Inc.	13,679	2,527,058
Hubbell, Inc.	9,209	2,886,193
Illinois Tool Works, Inc.	10,673	2,458,099
Johnson Controls International PLC	34,518	1,836,703
Lennox International, Inc.	6,973	2,610,970
Masco Corp.	35,053	1,873,583
Norfolk Southern Corp.	11,071	2,180,212
Paychex, Inc.	21,563	2,486,861
Snap-on, Inc.	11,149	2,843,664
Union Pacific Corp.	10,992	2,238,301
Waste Management, Inc.	19,011	2,898,037
Watsco, Inc.	5,547	2,095,213
		43,273,497
Information Technology (7.6%):
Broadcom, Inc.	3,092	2,568,153
Cognizant Technology Solutions Corp., Class A	31,592	2,140,042
Juniper Networks, Inc.	68,138	1,893,555
NetApp, Inc.	31,178	2,365,787
NXP Semiconductors N.V.	8,808	1,760,895
Seagate Technology Holdings PLC	22,763	1,501,220
Skyworks Solutions, Inc.	13,640	1,344,768
TE Connectivity Ltd.	16,633	2,054,674
		15,629,094
Materials (8.9%):
Avery Dennison Corp.	11,371	2,077,141
Celanese Corp.	13,336	1,673,935
CF Industries Holdings, Inc.	18,913	1,621,601
Eastman Chemical Co.	21,049	1,614,879
FMC Corp.	20,034	1,341,677
International Paper Co.	51,726	1,834,721

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (8.9%): (continued)
LyondellBasell Industries N.V., Class A	20,333	1,925,535
Packaging Corp. of America	14,540	2,232,617
PPG Industries, Inc.	13,107	1,701,289
RPM International, Inc.	24,814	2,352,615
		18,376,010
Utilities (19.7%):
Alliant Energy Corp.	44,937	2,177,198
Ameren Corp.	29,120	2,179,050
American Electric Power Co., Inc.	27,049	2,034,626
American Water Works Co., Inc.	16,181	2,003,693
Atmos Energy Corp.	22,439	2,376,963
CenterPoint Energy, Inc.	87,237	2,342,313
CMS Energy Corp.	42,226	2,242,623
Consolidated Edison, Inc.	29,043	2,484,048
DTE Energy Co.	23,180	2,301,310
Entergy Corp.	22,948	2,122,690
Essential Utilities, Inc.	58,632	2,012,837
Evergy, Inc.	41,220	2,089,854
Eversource Energy	31,714	1,844,169
NextEra Energy, Inc.	28,672	1,642,619
NiSource, Inc.	87,386	2,156,686
Public Service Enterprise Group, Inc.	37,212	2,117,735
The Southern Co.	37,662	2,437,485
WEC Energy Group, Inc.	26,763	2,155,760
Xcel Energy, Inc.	36,425	2,084,238
		40,805,897
Total Common Stocks (Cost $205,553,172)		205,388,735

Total Investments (Cost $205,553,172) — 99.4%		205,388,735
Other assets in excess of liabilities — 0.6%		1,303,873
NET ASSETS - 100.00%		206,692,608

Percentages indicated are based on net assets as of September 30, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	12/15/23	5	$1,116,586	$1,081,375	$(35,211)
					$(35,211)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (98.9%)
Australia (6.7%):
Communication Services (0.6%):
REA Group Ltd.	1,963	194,724
Telstra Group Ltd.	125,091	309,573
		504,297
Consumer Discretionary (0.3%):
Wesfarmers Ltd.	7,830	266,052
		266,052
Consumer Staples (0.7%):
Coles Group Ltd.	28,909	289,148
Woolworths Group Ltd.	12,629	302,961
		592,109
Energy (0.5%):
Santos Ltd.	45,247	229,770
Woodside Energy Group Ltd.	8,146	191,071
		420,841
Financials (1.6%):
ANZ Group Holdings Ltd.	19,599	323,272
Commonwealth Bank of Australia	4,358	280,049
National Australia Bank Ltd.	15,305	285,993
Suncorp Group Ltd.	31,144	279,671
Westpac Banking Corp.	18,944	257,548
		1,426,533
Health Care (1.0%):
Cochlear Ltd.	1,487	244,047
CSL Ltd.	1,607	259,072
Ramsay Health Care Ltd.	5,671	189,083
Sonic Healthcare Ltd.	8,935	171,154
		863,356
Industrials (0.7%):
Brambles Ltd.	35,008	322,246
Computershare Ltd.	16,074	268,229
		590,475
Information Technology (0.2%):
WiseTech Global Ltd.	3,596	150,364
		150,364
Materials (1.1%):
BHP Group Ltd.	6,722	191,200
Fortescue Metals Group Ltd.	10,898	146,550
Mineral Resources Ltd.	2,637	114,637
Newcrest Mining Ltd.	9,041	142,500
Rio Tinto Ltd.	2,778	202,767
South32 Ltd.	56,750	123,664
		921,318
		5,735,345
Austria (0.6%):
Energy (0.2%):
OMV AG	4,016	192,398
		192,398

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.6%): (continued)
Financials (0.2%):
Erste Group Bank AG	5,328	184,851
		184,851
Utilities (0.2%):
Verbund AG	1,944	158,339
		158,339
		535,588
Belgium (0.9%):
Consumer Discretionary (0.2%):
D'ieteren Group	1,143	193,203
		193,203
Financials (0.2%):
KBC Group N.V.	2,868	179,299
		179,299
Materials (0.3%):
Solvay SA, Class A	1,858	205,936
		205,936
Utilities (0.2%):
Elia Group SA	1,888	184,912
		184,912
		763,350
Canada (10.6%):
Consumer Discretionary (0.6%):
Dollarama, Inc.	5,034	346,868
Magna International, Inc.	3,404	182,444
		529,312
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc.	6,030	306,273
Metro, Inc.	7,662	397,966
Saputo, Inc.	10,115	211,521
		915,760
Energy (2.3%):
Cameco Corp.	6,072	240,940
Canadian Natural Resources Ltd.	3,311	214,151
Cenovus Energy, Inc.	8,693	181,016
Enbridge, Inc.	7,936	263,248
Imperial Oil Ltd.	3,501	215,664
Pembina Pipeline Corp.	8,151	245,112
Suncor Energy, Inc.	5,968	205,261
TC Energy Corp.	5,986	205,880
Tourmaline Oil Corp.	3,958	199,197
		1,970,469
Financials (2.1%):
Brookfield Asset Management Ltd., Class A	5,183	172,728
Fairfax Financial Holdings Ltd.	394	321,667
Great-West Lifeco, Inc.	11,379	325,593
Intact Financial Corp.	2,332	340,021
National Bank of Canada	4,526	300,700

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.6%): (continued)
Financials (2.1%): (continued)
Power Corp. of Canada	12,884	328,053
		1,788,762
Industrials (1.7%):
Canadian National Railway Co.	2,706	293,075
Canadian Pacific Kansas City Ltd.	3,727	277,062
TFI International, Inc.	1,772	227,603
Waste Connections, Inc.	2,515	337,722
WSP Global, Inc.	2,108	297,551
		1,433,013
Information Technology (0.5%):
Constellation Software, Inc.	141	291,123
Open Text Corp.	5,267	184,874
		475,997
Materials (1.3%):
Agnico Eagle Mines Ltd.	3,138	142,609
Barrick Gold Corp.	9,584	139,233
First Quantum Minerals Ltd.	4,175	98,649
Franco-Nevada Corp.	1,482	197,873
Ivanhoe Mines Ltd. (a)	13,945	119,520
Nutrien Ltd.	2,387	147,428
Teck Resources Ltd., Class B	3,653	157,245
Wheaton Precious Metals Corp.	4,001	162,385
		1,164,942
Utilities (1.0%):
Emera, Inc.	7,213	251,852
Fortis, Inc.	8,374	318,102
Hydro One Ltd.	12,236	311,554
		881,508
		9,159,763
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	8,304	144,758
		144,758
Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S	1,603	166,273
		166,273
Financials (0.3%):
Tryg A/S	14,974	274,611
		274,611
Health Care (0.7%):
Coloplast A/S, Class B	1,510	160,052
Genmab A/S (a)	573	203,749
Novo Nordisk A/S, Class B	3,004	274,241
		638,042
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	73	131,806

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (1.9%): (continued)
Industrials (0.4%): (continued)
DSV A/S	1,032	192,991
		324,797
Materials (0.2%):
Novozymes A/S, Class B Shares	3,896	157,261
		157,261
Utilities (0.1%):
Orsted A/S	1,936	105,704
		105,704
		1,666,688
Finland (1.7%):
Energy (0.1%):
Neste Oyj	3,973	134,942
		134,942
Financials (0.6%):
Nordea Bank Abp	20,531	225,800
Sampo Oyj, Class A Shares	6,436	278,808
		504,608
Industrials (0.2%):
Kone Oyj, Class B	3,863	163,017
		163,017
Information Technology (0.2%):
Nokia Oyj	47,213	178,076
		178,076
Materials (0.6%):
Stora Enso Oyj, Class R	16,419	206,370
UPM-Kymmene Oyj	8,083	277,442
		483,812
		1,464,455
France (7.2%):
Communication Services (0.3%):
Bollore SE	48,188	259,283
		259,283
Consumer Discretionary (0.4%):
Cie Generale des Etablissements Michelin SCA	6,637	203,955
Hermes International SCA	95	173,715
		377,670
Consumer Staples (0.3%):
Carrefour SA	12,135	208,903
		208,903
Energy (0.3%):
TotalEnergies SE	3,734	245,952
		245,952
Financials (1.2%):
Amundi SA	2,978	167,949
Credit Agricole SA	21,838	269,910
Edenred SE	5,077	318,151
Societe Generale SA	7,990	194,644

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (7.2%): (continued)
Financials (1.2%): (continued)
Worldline SA (a)	4,246	119,618
		1,070,272
Health Care (0.9%):
BioMerieux	2,169	210,531
EssilorLuxottica SA	1,226	214,049
Ipsen SA	1,742	228,711
Sartorius Stedim Biotech	470	112,286
		765,577
Industrials (2.6%):
Aeroports de Paris SA	1,531	181,102
Bouygues SA	8,299	290,734
Bureau Veritas SA	10,119	251,483
Eiffage SA	2,465	234,623
Getlink SE	17,742	283,390
Legrand SA	2,508	231,452
Schneider Electric SE	1,237	205,273
Teleperformance SE	565	71,313
Thales SA	1,593	224,136
Vinci SA	2,428	269,550
		2,243,056
Information Technology (0.4%):
Dassault Systemes SE	4,555	169,950
STMicroelectronics N.V.	3,375	146,223
		316,173
Materials (0.3%):
Air Liquide SA	1,580	266,969
		266,969
Utilities (0.5%):
Engie SA	15,547	238,798
Veolia Environnement SA	7,210	209,064
		447,862
		6,201,717
Germany (5.5%):
Communication Services (0.2%):
Telefonica Deutschland Holding AG	78,979	141,514
		141,514
Consumer Discretionary (0.2%):
Puma SE	2,509	155,954
Zalando SE (a)	2,708	60,487
		216,441
Consumer Staples (0.4%):
Beiersdorf AG	2,500	322,813
		322,813
Financials (1.6%):
Commerzbank AG	13,635	155,523
Deutsche Boerse AG	1,553	268,743
Hannover Rueck SE	1,448	318,230
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	777	303,168

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.5%): (continued)
Financials (1.6%): (continued)
Talanx AG	5,916	375,230
		1,420,894
Health Care (0.3%):
Carl Zeiss Meditec AG	1,315	115,127
Fresenius Medical Care AG & Co. KGaA	3,831	165,393
		280,520
Industrials (1.5%):
Brenntag SE	2,760	214,386
Daimler Truck Holding AG	6,952	241,194
Deutsche Lufthansa AG (a)	19,928	158,121
Deutsche Post AG	4,238	172,637
Knorr-Bremse AG	2,504	159,296
MTU Aero Engines AG	974	176,837
Rheinmetall AG	544	140,259
		1,262,730
Information Technology (0.1%):
Infineon Technologies AG	3,975	131,754
		131,754
Materials (0.7%):
Evonik Industries AG	10,184	186,513
Heidelberg Materials AG	2,746	213,415
Symrise AG	2,026	193,438
		593,366
Real Estate (0.2%):
Vonovia SE	6,830	164,689
		164,689
Utilities (0.3%):
E.ON SE	20,495	242,652
		242,652
		4,777,373
Hong Kong (3.4%):
Financials (0.5%):
AIA Group Ltd.	18,543	151,196
Hang Seng Bank Ltd.	21,621	269,065
		420,261
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	332,898	120,309
		120,309
Industrials (0.5%):
CK Hutchison Holdings Ltd.	48,481	259,409
Techtronic Industries Co. Ltd.	12,711	123,365
		382,774
Real Estate (1.6%):
CK Asset Holdings Ltd.	50,454	265,778
Henderson Land Development Co. Ltd.	70,238	185,221
Hongkong Land Holdings Ltd.	64,000	228,480
Sino Land Co. Ltd.	188,505	212,561
Sun Hung Kai Properties Ltd.	22,461	240,366

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (3.4%): (continued)
Real Estate (1.6%): (continued)
Swire Pacific Ltd., Class A	36,593	246,969
		1,379,375
Utilities (0.7%):
Hong Kong & China Gas Co. Ltd.	378,624	263,998
Power Assets Holdings Ltd.	72,418	350,497
		614,495
		2,917,214
Ireland (1.3%):
Consumer Staples (0.2%):
Kerry Group PLC, Class A	2,579	215,866
		215,866
Financials (0.4%):
AIB Group PLC	43,615	196,410
Bank of Ireland Group PLC	16,003	157,158
		353,568
Industrials (0.2%):
Kingspan Group PLC	2,169	162,701
		162,701
Materials (0.5%):
CRH PLC (a)	4,565	249,842
Smurfit Kappa Group PLC	4,859	161,821
		411,663
		1,143,798
Israel (1.0%):
Financials (0.6%):
Bank Hapoalim BM	30,819	274,006
Bank Leumi Le-Israel BM	33,097	273,594
		547,600
Information Technology (0.2%):
Nice Ltd. (a)	752	127,267
		127,267
Materials (0.2%):
ICL Group Ltd.	32,024	177,015
		177,015
		851,882
Italy (3.5%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA	17,690	210,658
		210,658
Consumer Discretionary (0.2%):
Moncler SpA	2,458	143,118
		143,118
Energy (0.3%):
Eni SpA	15,494	249,875
		249,875
Financials (1.6%):
Assicurazioni Generali SpA	12,919	264,463
FinecoBank Banca Fineco SpA	11,239	136,808

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.5%): (continued)
Financials (1.6%): (continued)
Intesa Sanpaolo SpA	79,645	205,431
Mediobanca Banca di Credito Finanziario SpA	22,484	297,812
Poste Italiane SpA	23,327	245,802
UniCredit SpA	8,223	197,582
		1,347,898
Industrials (0.4%):
Nexi SpA (a)	20,179	123,466
Prysmian SpA	5,094	205,433
		328,899
Utilities (0.8%):
Enel SpA	39,619	243,750
Snam SpA	48,520	228,192
Terna - Rete Elettrica Nazionale	30,910	232,908
		704,850
		2,985,298
Japan (21.6%):
Communication Services (0.7%):
Nexon Co. Ltd.	9,700	173,557
SoftBank Corp.	36,000	407,295
		580,852
Consumer Discretionary (2.5%):
Bridgestone Corp.	7,700	300,384
Denso Corp.	18,800	302,093
Fast Retailing Co. Ltd.	1,100	239,921
Oriental Land Co. Ltd.	7,400	243,117
Panasonic Holdings Corp.	26,800	301,684
Sekisui House Ltd.	15,600	310,810
Shimano, Inc.	1,300	175,442
Suzuki Motor Corp.	7,000	281,836
		2,155,287
Consumer Staples (1.5%):
Aeon Co. Ltd.	16,700	331,105
Ajinomoto Co., Inc.	7,000	270,031
Kao Corp.	7,400	274,912
Shiseido Co. Ltd.	4,500	158,111
Unicharm Corp.	6,300	223,085
		1,257,244
Energy (0.3%):
Inpex Corp.	18,600	280,830
		280,830
Financials (2.6%):
Dai-ichi Life Holdings, Inc.	11,500	238,358
Japan Post Holdings Co. Ltd.	36,200	290,118
MS&AD Insurance Group Holdings, Inc.	8,300	305,237
ORIX Corp.	15,200	284,123
Sompo Holdings, Inc.	6,500	279,845
Sumitomo Mitsui Financial Group, Inc.	6,000	295,021
Sumitomo Mitsui Trust Holdings, Inc.	7,000	263,800

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.6%): (continued)
Financials (2.6%): (continued)
Tokio Marine Holdings, Inc.	13,100	303,785
		2,260,287
Health Care (2.0%):
Chugai Pharmaceutical Co. Ltd.	11,800	365,167
Daiichi Sankyo Co. Ltd.	5,200	142,894
Eisai Co. Ltd.	3,100	172,282
Hoya Corp.	1,900	194,870
M3, Inc.	6,600	119,968
Olympus Corp.	12,200	158,522
Shionogi & Co. Ltd.	6,600	295,326
Terumo Corp.	9,900	262,573
		1,711,602
Industrials (6.0%):
Central Japan Railway Co.	14,500	352,747
Daikin Industries Ltd.	1,400	219,950
East Japan Railway Co.	6,000	343,528
FANUC Corp.	7,600	198,011
Hitachi Ltd.	5,000	310,367
ITOCHU Corp.	7,800	282,203
Komatsu Ltd.	11,900	321,990
Kubota Corp.	18,800	277,307
Marubeni Corp.	16,200	252,834
Mitsubishi Corp.	7,000	333,931
Mitsubishi Electric Corp.	26,300	325,450
Nidec Corp.	4,400	204,099
Nippon Yusen KK	7,200	187,252
Secom Co. Ltd.	5,900	400,388
SMC Corp.	400	179,307
Toshiba Corp. (a)	8,100	249,527
Toyota Industries Corp.	4,500	354,621
Toyota Tsusho Corp.	5,900	347,279
		5,140,791
Information Technology (4.1%):
Advantest Corp.	9,200	257,430
Canon, Inc.	14,400	347,423
Fujifilm Holdings Corp.	5,600	324,487
Fujitsu Ltd.	2,000	235,578
Keyence Corp.	500	185,718
Kyocera Corp.	6,000	304,658
Lasertec Corp.	800	124,588
Murata Manufacturing Co. Ltd.	14,400	263,483
Nomura Research Institute Ltd.	9,500	247,514
NTT Data Group Corp.	18,600	249,523
OBIC Co. Ltd.	2,000	303,641
Renesas Electronics Corp. (a)	13,600	208,023
TDK Corp.	6,100	226,249

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.6%): (continued)
Information Technology (4.1%): (continued)
Tokyo Electron Ltd.	1,600	218,873
		3,497,188
Materials (0.7%):
Nippon Paint Holdings Co. Ltd.	22,500	151,486
Nippon Steel Corp.	11,300	265,068
Shin-Etsu Chemical Co. Ltd.	7,900	229,619
		646,173
Real Estate (1.2%):
Daiwa House Industry Co. Ltd.	14,200	381,562
Mitsubishi Estate Co. Ltd.	26,700	349,341
Mitsui Fudosan Co. Ltd.	15,800	348,315
		1,079,218
		18,609,472
Luxembourg (0.6%):
Energy (0.2%):
Tenaris SA	10,905	172,743
		172,743
Health Care (0.2%):
Eurofins Scientific SE	2,607	147,439
		147,439
Materials (0.2%):
ArcelorMittal SA	6,166	154,968
		154,968
		475,150
Netherlands (2.5%):
Communication Services (0.3%):
Universal Music Group N.V.	9,173	239,802
		239,802
Consumer Discretionary (0.1%):
Prosus N.V. (a)	4,210	124,255
		124,255
Financials (0.7%):
ABN AMRO Bank N.V.	11,576	164,466
ING Groep N.V.	15,224	201,972
NN Group N.V.	6,591	212,087
		578,525
Industrials (0.8%):
Adyen N.V. (a)	77	57,442
IMCD N.V.	1,264	160,342
Randstad N.V.	3,566	197,453
Wolters Kluwer N.V.	2,351	284,934
		700,171
Information Technology (0.4%):
ASM International N.V.	363	152,532
ASML Holding N.V.	246	145,393
		297,925

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.5%): (continued)
Materials (0.2%):
Akzo Nobel N.V.	2,777	201,029
		201,029
		2,141,707
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	12,107	156,526
		156,526
Norway (1.6%):
Communication Services (0.3%):
Telenor ASA	21,319	242,223
		242,223
Consumer Staples (0.2%):
Mowi ASA	9,485	168,125
		168,125
Energy (0.4%):
Aker BP ASA	6,552	181,358
Equinor ASA	6,590	216,397
		397,755
Financials (0.3%):
DNB Bank ASA	13,271	267,562
		267,562
Materials (0.4%):
Norsk Hydro ASA	20,708	130,130
Yara International ASA	4,894	185,487
		315,617
		1,391,282
Portugal (0.8%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	10,948	246,046
		246,046
Energy (0.3%):
Galp Energia SGPS SA	16,987	252,117
		252,117
Utilities (0.2%):
EDP - Energias de Portugal SA	52,336	217,758
		217,758
		715,921
Russian Federation (0.0%):†
Materials (0.0%):†
Evraz PLC (a)(b)(c)	38,723	19,131
		19,131
Singapore (3.1%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	193,700	342,982
		342,982
Consumer Staples (0.4%):
Wilmar International Ltd.	116,000	316,588
		316,588

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (3.1%): (continued)
Financials (1.5%):
DBS Group Holdings Ltd.	17,100	420,900
Oversea-Chinese Banking Corp. Ltd.	49,800	466,772
United Overseas Bank Ltd.	18,000	375,357
		1,263,029
Industrials (0.6%):
Singapore Airlines Ltd.	111,200	525,611
		525,611
Real Estate (0.2%):
CapitaLand Investment Ltd.	91,300	207,090
		207,090
		2,655,300
South Korea (4.9%):
Communication Services (0.3%):
Kakao Corp.	3,002	97,790
NAVER Corp.	1,037	154,873
		252,663
Consumer Discretionary (0.9%):
Hyundai Mobis Co. Ltd.	1,266	225,669
Hyundai Motor Co.	1,582	224,074
Kia Corp.	3,198	192,942
LG Electronics, Inc.	2,031	151,888
		794,573
Energy (0.1%):
SK Innovation Co. Ltd. (a)	1,050	115,802
		115,802
Financials (1.2%):
Hana Financial Group, Inc.	5,595	176,036
KakaoBank Corp.	6,091	105,414
KB Financial Group, Inc.	5,225	214,159
Samsung Life Insurance Co. Ltd.	5,355	279,022
Shinhan Financial Group Co. Ltd.	7,976	210,455
		985,086
Health Care (0.4%):
Celltrion, Inc.	1,472	151,869
Samsung Biologics Co. Ltd. (a)	418	210,983
		362,852
Industrials (0.8%):
Ecopro BM Co. Ltd.	560	105,010
LG Corp.	3,225	200,308
Samsung C&T Corp.	2,943	234,707
SK, Inc.	1,518	164,491
		704,516
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	4,451	225,651
Samsung SDI Co. Ltd.	299	113,466
SK Hynix, Inc.	2,598	220,865
		559,982

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
South Korea (4.9%): (continued)
Materials (0.5%):
LG Chem Ltd.	258	94,943
POSCO Future M Co. Ltd.	498	132,694
POSCO Holdings, Inc.	577	228,799
		456,436
		4,231,910
Spain (2.8%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	6,777	252,817
		252,817
Energy (0.3%):
Repsol SA	14,681	241,636
		241,636
Financials (0.2%):
CaixaBank SA	53,630	214,638
		214,638
Industrials (0.8%):
Aena SME SA	1,473	222,045
Amadeus IT Group SA	3,237	196,003
Ferrovial SE	9,182	281,193
		699,241
Utilities (1.2%):
Acciona SA	1,342	171,229
Endesa SA	12,405	252,761
Iberdrola SA	29,719	332,854
Redeia Corp. SA	16,616	261,628
		1,018,472
		2,426,804
Sweden (3.6%):
Consumer Staples (0.2%):
Essity AB, Class B	8,976	193,869
		193,869
Financials (1.2%):
EQT AB	5,313	105,511
L E Lundbergforetagen AB, Class B	4,268	178,582
Skandinaviska Enskilda Banken AB, Class A	21,326	255,104
Svenska Handelsbanken AB, Class A	25,002	223,329
Swedbank AB, Class A	13,070	240,889
		1,003,415
Industrials (1.5%):
Alfa Laval AB	4,937	169,870
Assa Abloy AB, Class B	8,784	191,572
Atlas Copco AB, Class A	13,944	187,993
Epiroc AB, Class A	8,646	164,656
Lifco AB, Class B	7,191	126,379
Nibe Industrier AB, Class B	11,283	74,173
Sandvik AB	8,465	156,248
Volvo AB, Class B	10,785	222,770
		1,293,661

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (3.6%): (continued)
Information Technology (0.3%):
Hexagon AB, Class B	15,771	134,838
Telefonaktiebolaget LM Ericsson, Class B	32,021	156,352
		291,190
Materials (0.4%):
Boliden AB	4,330	124,663
Svenska Cellulosa AB SCA, Class B	16,645	228,522
		353,185
		3,135,320
Switzerland (6.5%):
Communication Services (0.4%):
Swisscom AG, Registered	574	341,351
		341,351
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered	1,161	142,096
The Swatch Group AG	700	180,068
		322,164
Consumer Staples (0.6%):
Barry Callebaut AG, Registered	180	286,788
Chocoladefabriken Lindt & Spruengli AG	22	244,979
		531,767
Financials (1.1%):
Julius Baer Group Ltd.	3,005	193,284
Partners Group Holding AG	169	191,051
Swiss Life Holding AG	409	255,474
Swiss Re AG	2,783	286,846
		926,655
Health Care (0.8%):
Alcon, Inc.	3,367	261,015
Lonza Group AG, Registered	308	143,247
Sonova Holding AG	584	138,932
Straumann Holding AG, Class R	955	122,310
		665,504
Industrials (1.4%):
ABB Ltd., Registered	7,350	263,447
Geberit AG, Registered	368	184,583
Kuehne + Nagel International AG, Class R	707	201,647
Schindler Holding AG	981	196,178
SGS SA, Registered	3,011	253,423
VAT Group AG	418	150,281
		1,249,559
Information Technology (0.2%):
Logitech International SA, Class R	2,769	191,479
		191,479
Materials (1.6%):
DSM-Firmenich AG	1,623	137,477
EMS-Chemie Holding AG	264	179,731
Givaudan SA, Registered	65	212,665
Glencore PLC	29,176	167,246

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (6.5%): (continued)
Materials (1.6%): (continued)
Holcim AG	4,326	277,874
SIG Group AG	8,208	203,070
Sika AG, Registered	640	163,025
		1,341,088
		5,569,567
United Kingdom (6.0%):
Communication Services (0.5%):
BT Group PLC	97,977	139,482
Informa PLC	30,021	274,816
		414,298
Consumer Discretionary (0.6%):
Burberry Group PLC	6,742	156,966
JD Sports Fashion PLC	68,204	124,553
Next PLC	2,180	194,028
		475,547
Consumer Staples (0.5%):
Associated British Foods PLC	8,776	221,397
Haleon PLC	58,541	243,415
		464,812
Financials (1.5%):
3i Group PLC	9,587	242,441
Legal & General Group PLC	63,715	172,940
Lloyds Banking Group PLC	352,868	190,997
London Stock Exchange Group PLC	2,951	296,417
Schroders PLC	30,837	153,181
Standard Chartered PLC	23,874	220,759
		1,276,735
Health Care (0.2%):
Smith & Nephew PLC	16,959	211,641
		211,641
Industrials (1.3%):
Ashtead Group PLC	3,010	183,668
Bunzl PLC	6,929	247,325
RELX PLC	9,678	327,622
Rentokil Initial PLC	29,760	221,528
Spirax-Sarco Engineering PLC	1,385	160,948
		1,141,091
Information Technology (0.5%):
Halma PLC	7,380	174,520
The Sage Group PLC	24,730	298,363
		472,883
Materials (0.6%):
Anglo American PLC	4,866	134,481
Croda International PLC	2,465	147,796
Rio Tinto PLC	3,164	199,704
		481,981

Schedule of Portfolio Investments – continued

September 30, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.0%): (continued)
Utilities (0.3%):
SSE PLC	10,976	215,573
		215,573
		5,154,561
United States (0.2%):
Utilities (0.2%):
Brookfield Renewable Corp., Class A	6,954	166,464
		166,464
Total Common Stocks (Cost $87,283,460)		85,196,344

SECURITY DESCRIPTION	SHARES	VALUE ($)
Warrant (0.0%)†
Canada (0.0%):†
Information Technology (0.0%):†
Constellation Software, Inc. (a)(c)	141	—
		–
Total Warrant (Cost $–)		–

Total Investments (Cost $87,283,460) — 98.9%		85,196,344
Other assets in excess of liabilities — 1.1%		998,616
NET ASSETS - 100.00%		86,194,960

Percentages indicated are based on net assets as of September 30, 2023.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)	The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	12/4/2019	$247,473

(c)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.02% of the Fund's net asset as of September 30, 2023. This security is classified as Level 3 within the fair value hierarchy.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	12/15/23	6	$629,049	$612,450	$(16,599)
					$(16,599)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Communication Services (0.6%):
Live Nation Entertainment, Inc.(a)	2,395	198,881
The Trade Desk, Inc., Class A(a)	1,194	93,311
ZoomInfo Technologies, Inc.(a)	4,141	67,912
		360,104
Consumer Discretionary (9.4%):
Aptiv PLC(a)	1,281	126,294
Aramark	5,660	196,402
AutoZone, Inc.(a)	102	259,079
Bath & Body Works, Inc.	2,965	100,217
BorgWarner, Inc.	4,641	187,357
Burlington Stores, Inc.(a)	620	83,886
CarMax, Inc.(a)	1,651	116,775
Chipotle Mexican Grill, Inc.(a)	105	192,342
Darden Restaurants, Inc.	1,616	231,444
Deckers Outdoor Corp.(a)	362	186,101
Domino's Pizza, Inc.	530	200,759
DR Horton, Inc.	1,714	184,204
Five Below, Inc.(a)	669	107,642
Floor & Decor Holdings, Inc., Class A(a)	1,129	102,174
Garmin Ltd.	2,084	219,237
Genuine Parts Co.	1,625	234,617
Lennar Corp., Class A	1,651	185,292
LKQ Corp.	4,094	202,694
Lowe's Cos., Inc.	942	195,785
NVR, Inc.(a)	34	202,752
O'Reilly Automotive, Inc.(a)	321	291,744
Penske Automotive Group, Inc.	1,176	196,463
Pool Corp.	439	156,328
PulteGroup, Inc.	2,689	199,120
Ross Stores, Inc.	1,815	205,004
Service Corp. International	3,083	176,163
Tapestry, Inc.	3,896	112,010
Tesla, Inc.(a)	515	128,863
Tractor Supply Co.	896	181,933
Vail Resorts, Inc.	852	189,050
		5,351,731
Consumer Staples (5.2%):
BJ's Wholesale Club Holdings, Inc.(a)	3,055	218,035
Bunge Ltd.	1,785	193,226
Campbell Soup Co.	5,408	222,161
Costco Wholesale Corp.	480	271,181
Coty, Inc., Class A(a)	11,262	123,544
Darling Ingredients, Inc.(a)	2,511	131,074
Dollar General Corp.	1,237	130,875
Dollar Tree, Inc.(a)	1,297	138,066
Hormel Foods Corp.	8,180	311,085

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.2%): (continued)
Lamb Weston Holdings, Inc.	2,392	221,164
McCormick & Co., Inc.	2,736	206,951
Monster Beverage Corp.(a)	4,966	262,950
Sysco Corp.	3,581	236,525
The J.M. Smucker Co.	2,333	286,749
		2,953,586
Energy (7.2%):
APA Corp.	2,818	115,820
Cheniere Energy, Inc.	1,068	177,245
Chesapeake Energy Corp.	1,823	157,197
ConocoPhillips	1,482	177,544
Coterra Energy, Inc.	5,774	156,187
Devon Energy Corp.	2,213	105,560
Diamondback Energy, Inc.	1,025	158,752
EOG Resources, Inc.	1,240	157,182
EQT Corp.	3,550	144,059
Halliburton Co.	3,808	154,224
Hess Corp.	959	146,727
HF Sinclair Corp.	3,207	182,575
Kinder Morgan, Inc.	13,975	231,705
Marathon Oil Corp.	5,070	135,623
Marathon Petroleum Corp.	1,327	200,828
Occidental Petroleum Corp.	2,241	145,396
ONEOK, Inc.	2,869	181,981
Ovintiv, Inc.	2,874	136,716
Phillips 66	1,595	191,639
Pioneer Natural Resources Co.	690	158,389
Schlumberger N.V.	2,626	153,096
Targa Resources Corp.	2,064	176,926
Texas Pacific Land Corp.	78	142,238
The Williams Cos., Inc.	7,437	250,553
Valero Energy Corp.	1,116	158,148
		4,096,310
Financials (10.8%):
Aflac, Inc.	3,997	306,770
American Financial Group, Inc.	1,907	212,955
Arch Capital Group Ltd.(a)	2,891	230,442
Ares Management Corp., Class A	1,952	200,802
Arthur J Gallagher & Co.	1,277	291,067
Brown & Brown, Inc.	3,430	239,551
Cboe Global Markets, Inc.	1,933	301,954
East West BanCorp, Inc.	2,417	127,400
Equitable Holdings, Inc.	6,453	183,201
Erie Indemnity Co., Class A	953	279,982
Everest Group Ltd.	533	198,100
FactSet Research Systems, Inc.	540	236,120
First Citizens BancShares, Inc., Class A	87	120,069
FleetCor Technologies, Inc.(a)	818	208,868

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.8%): (continued)
Franklin Resources, Inc.	6,318	155,296
Globe Life, Inc.	2,445	265,845
Interactive Brokers Group, Inc.	2,196	190,086
Intercontinental Exchange, Inc.	2,241	246,555
LPL Financial Holdings, Inc.	779	185,129
MarketAxess Holdings, Inc.	484	103,402
Morningstar, Inc.	827	193,716
MSCI, Inc.	312	160,081
Nasdaq, Inc.	4,029	195,769
Principal Financial Group, Inc.	2,508	180,752
Raymond James Financial, Inc.	2,022	203,069
Reinsurance Group of America, Inc.	1,474	214,010
Rocket Cos., Inc., Class A(a)	11,778	96,344
Ryan Specialty Holdings, Inc.(a)	3,502	169,497
Tradeweb Markets, Inc., Class A	2,985	239,397
W R Berkley Corp.	3,968	251,928
		6,188,157
Health Care (10.9%):
Agilent Technologies, Inc.	1,352	151,181
Align Technology, Inc.(a)	282	86,100
Amgen, Inc.	1,110	298,324
Avantor, Inc.(a)	7,493	157,952
BioMarin Pharmaceutical, Inc.(a)	1,971	174,394
Bruker Corp.	2,028	126,344
Catalent, Inc.(a)	2,099	95,568
Centene Corp.(a)	3,016	207,742
Charles River Laboratories International, Inc.(a)	680	133,266
Danaher Corp.	754	187,067
Dexcom, Inc.(a)	1,076	100,391
Edwards Lifesciences Corp.(a)	1,902	131,771
GE HealthCare Technologies, Inc.	1,987	135,196
HCA Healthcare, Inc.	690	169,726
Henry Schein, Inc.(a)	3,016	223,938
Humana, Inc.	465	226,232
IDEXX Laboratories, Inc.(a)	321	140,364
Incyte Corp.(a)	3,616	208,896
Insulet Corp.(a)	427	68,102
Intuitive Surgical, Inc.(a)	616	180,051
IQVIA Holdings, Inc.(a)	861	169,402
Laboratory Corp. of America Holdings	1,128	226,784
Masimo Corp.(a)	778	68,215
Mettler-Toledo International, Inc.(a)	117	129,644
Moderna, Inc.(a)	658	67,965
Neurocrine Biosciences, Inc.(a)	1,924	216,450
Regeneron Pharmaceuticals, Inc.(a)	206	169,530
Repligen Corp.(a)	580	92,226
ResMed, Inc.	998	147,574
Revvity, Inc.	1,249	138,264

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (10.9%): (continued)
Stryker Corp.	694	189,649
Teleflex, Inc.	674	132,380
United Therapeutics Corp.(a)	946	213,673
Veeva Systems, Inc., Class A(a)	853	173,543
Vertex Pharmaceuticals, Inc.(a)	626	217,685
Waters Corp.(a)	604	165,623
West Pharmaceutical Services, Inc.	376	141,079
Zimmer Biomet Holdings, Inc.	1,862	208,954
Zoetis, Inc.	1,112	193,466
		6,264,711
Industrials (26.8%):
A.O. Smith Corp.	2,635	174,252
AECOM	2,975	247,044
AGCO Corp.	1,475	174,463
Allegion PLC	1,817	189,331
AMETEK, Inc.	1,858	274,538
Axon Enterprise, Inc.(a)	638	126,956
Builders FirstSource, Inc.(a)	1,488	185,241
Carlisle Cos., Inc.	853	221,149
Carrier Global Corp.	4,198	231,730
Caterpillar, Inc.	878	239,694
CH Robinson Worldwide, Inc.	2,190	188,625
Cintas Corp.	541	260,226
Copart, Inc.(a)	5,818	250,698
CoStar Group, Inc.(a)	2,540	195,301
CSX Corp.	7,501	230,656
Deere & Co.	567	213,974
Dover Corp.	1,454	202,847
Eaton Corp. PLC	1,397	297,952
Equifax, Inc.	822	150,574
Expeditors International of Washington, Inc.	1,794	205,646
Fastenal Co.	4,115	224,844
Fortive Corp.	3,361	249,252
General Dynamics Corp.	1,292	285,493
Graco, Inc.	3,406	248,229
HEICO Corp.	1,349	218,443
Honeywell International, Inc.	1,346	248,660
Howmet Aerospace, Inc.	5,096	235,690
Hubbell, Inc.	907	284,263
IDEX Corp.	1,116	232,150
Illinois Tool Works, Inc.	1,051	242,056
Ingersoll Rand, Inc.	3,499	222,956
J.B. Hunt Transport Services, Inc.	1,080	203,602
Jack Henry & Associates, Inc.	1,365	206,306
Johnson Controls International PLC	3,397	180,754
Knight-Swift Transportation Holdings, Inc.	3,322	166,598
Leidos Holdings, Inc.	3,015	277,862
Lennox International, Inc.	686	256,866

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (26.8%): (continued)
Lincoln Electric Holdings, Inc.	1,544	280,684
Masco Corp.	3,449	184,349
Nordson Corp.	920	205,316
Norfolk Southern Corp.	1,090	214,654
Old Dominion Freight Line, Inc.	474	193,932
Otis Worldwide Corp.	3,212	257,956
PACCAR, Inc.	3,279	278,781
Parker-Hannifin Corp.	635	247,345
Paychex, Inc.	2,121	244,615
Paycom Software, Inc.	467	121,079
Paylocity Holding Corp.(a)	650	118,105
Quanta Services, Inc.	1,137	212,699
Regal Rexnord Corp.	1,152	164,598
Republic Services, Inc.	2,200	313,522
Rockwell Automation, Inc.	637	182,099
Rollins, Inc.	5,779	215,730
Snap-on, Inc.	1,097	279,801
SS&C Technologies Holdings, Inc.	3,553	186,675
Textron, Inc.	3,129	244,500
The Toro Co.	2,431	202,016
Trane Technologies PLC	1,178	239,028
TransDigm Group, Inc.(a)	266	224,273
TransUnion	2,131	152,984
U-Haul Holding Co.(a)	2,962	161,636
Union Pacific Corp.	1,082	220,328
United Rentals, Inc.	405	180,051
Verisk Analytics, Inc.	1,191	281,362
Waste Management, Inc.	1,870	285,063
Watsco, Inc.	546	206,235
Westinghouse Air Brake Technologies Corp.	2,266	240,808
WillScot Mobile Mini Holdings Corp.(a)	4,741	197,178
WW Grainger, Inc.	300	207,552
Xylem, Inc.	1,856	168,952
		15,358,827
Information Technology (14.3%):
Advanced Micro Devices, Inc.(a)	1,219	125,338
Akamai Technologies, Inc.(a)	2,519	268,374
Amphenol Corp., Class A	2,919	245,167
Analog Devices, Inc.	977	171,063
ANSYS, Inc.(a)	517	153,833
Arista Networks, Inc.(a)	958	176,205
Bentley Systems, Inc., Class B	3,714	186,294
Broadcom, Inc.	303	251,666
Cadence Design Systems, Inc.(a)	872	204,310
CDW Corp.	1,189	239,893
Cognizant Technology Solutions Corp., Class A	3,108	210,536
Dynatrace, Inc.(a)	3,062	143,087
Enphase Energy, Inc.(a)	501	60,195

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.3%): (continued)
Entegris, Inc.	1,417	133,070
EPAM Systems, Inc.(a)	422	107,901
Fair Isaac Corp.(a)	178	154,598
Fortinet, Inc.(a)	1,909	112,020
Gartner, Inc.(a)	663	227,813
Jabil, Inc.	2,415	306,439
Juniper Networks, Inc.	6,704	186,304
Keysight Technologies, Inc.(a)	1,198	158,507
KLA Corp.	398	182,547
Lattice Semiconductor Corp.(a)	1,331	114,373
Manhattan Associates, Inc.(a)	928	183,428
Microchip Technology, Inc.	1,859	145,095
Monolithic Power Systems, Inc.	241	111,342
NetApp, Inc.	3,067	232,724
NVIDIA Corp.	392	170,516
NXP Semiconductors N.V.	866	173,131
ON Semiconductor Corp.(a)	1,430	132,918
Palo Alto Networks, Inc.(a)	736	172,548
PTC, Inc.(a)	1,622	229,805
Pure Storage, Inc., Class A(a)	6,342	225,902
Qorvo, Inc.(a)	1,522	145,305
Roper Technologies, Inc.	602	291,537
Seagate Technology Holdings PLC	2,239	147,662
ServiceNow, Inc.(a)	283	158,186
Skyworks Solutions, Inc.	1,342	132,308
Synopsys, Inc.(a)	480	220,306
TD SYNNEX Corp.	2,122	211,903
TE Connectivity Ltd.	1,638	202,342
Teledyne Technologies, Inc.(a)	503	205,516
Teradyne, Inc.	1,443	144,964
Trimble, Inc.(a)	3,100	166,966
Tyler Technologies, Inc.(a)	457	176,466
Zebra Technologies Corp.(a)	428	101,235
		8,201,638
Materials (7.2%):
Albemarle Corp.	623	105,935
Avery Dennison Corp.	1,119	204,408
Ball Corp.	2,973	147,996
Celanese Corp.	1,312	164,682
CF Industries Holdings, Inc.	1,861	159,562
Cleveland-Cliffs, Inc.(a)	6,034	94,311
Crown Holdings, Inc.	2,008	177,668
Eastman Chemical Co.	2,071	158,887
Ecolab, Inc.	1,120	189,728
FMC Corp.	1,972	132,065
Freeport-McMoRan, Inc.	2,845	106,090
International Paper Co.	5,090	180,542
LyondellBasell Industries N.V., Class A	2,001	189,495

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.2%): (continued)
Martin Marietta Materials, Inc.	560	229,869
Nucor Corp.	951	148,689
Packaging Corp. of America	1,430	219,576
PPG Industries, Inc.	1,289	167,312
Reliance Steel & Aluminum Co.	868	227,616
RPM International, Inc.	2,441	231,431
Steel Dynamics, Inc.	1,283	137,563
The Mosaic Co.	2,899	103,204
The Sherwin-Williams Co.	755	192,563
Vulcan Materials Co.	1,283	259,192
Westlake Corp.	1,358	169,302
		4,097,686
Utilities (7.0%):
Alliant Energy Corp.	4,421	214,198
Ameren Corp.	2,865	214,388
American Electric Power Co., Inc.	2,662	200,236
American Water Works Co., Inc.	1,592	197,137
Atmos Energy Corp.	2,209	233,999
CenterPoint Energy, Inc.	8,585	230,507
CMS Energy Corp.	4,154	220,619
Consolidated Edison, Inc.	2,858	244,445
DTE Energy Co.	2,280	226,358
Entergy Corp.	2,259	208,958
Essential Utilities, Inc.	5,770	198,084
Evergy, Inc.	4,056	205,639
Eversource Energy	3,120	181,428
NextEra Energy, Inc.	2,823	161,730
NiSource, Inc.	8,600	212,248
Public Service Enterprise Group, Inc.	3,662	208,405
The Southern Co.	3,706	239,852
WEC Energy Group, Inc.	2,633	212,088
Xcel Energy, Inc.	3,583	205,019
		4,015,338
Total Common Stocks (Cost $57,091,238)		56,888,088

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.5%)
Federated Hermes Treasury Obligations Fund, 5.22%(b)	263,257	263,257
Total Investment Company (Cost $263,257)		263,257

Total Investments (Cost $57,354,495) — 99.9%		57,151,345
Other assets in excess of liabilities — 0.1%		68,065
NET ASSETS - 100.00%		57,219,410

Percentages indicated are based on net assets as of September 30, 2023.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-Day effective yield on September 30, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	12/15/23	1	$225,572	$216,275	$(9,297)
					$(9,297)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.2%)
Consumer Discretionary (7.3%):
Bath & Body Works, Inc.	9,936	335,837
Darden Restaurants, Inc.	5,412	775,106
Garmin Ltd.	6,980	734,296
Genuine Parts Co.	5,442	785,716
LKQ Corp.	13,721	679,327
Lowe's Cos., Inc.	3,156	655,943
Tapestry, Inc.	13,053	375,274
Vail Resorts, Inc.	2,854	633,274
		4,974,773
Consumer Staples (7.1%):
Bunge Ltd.	5,978	647,119
Campbell Soup Co.	18,122	744,452
Hormel Foods Corp.	27,409	1,042,364
McCormick & Co., Inc.	9,172	693,770
Sysco Corp.	12,000	792,600
The J.M. Smucker Co.	7,829	962,262
		4,882,567
Energy (15.2%):
APA Corp.	9,443	388,107
Chesapeake Energy Corp.	6,107	526,607
ConocoPhillips	4,968	595,166
Coterra Energy, Inc.	19,348	523,363
Diamondback Energy, Inc.	3,436	532,168
EOG Resources, Inc.	4,157	526,941
EQT Corp.	11,896	482,740
Halliburton Co.	12,759	516,739
HF Sinclair Corp.	10,748	611,884
Kinder Morgan, Inc.	46,832	776,475
Marathon Petroleum Corp.	4,451	673,614
ONEOK, Inc.	9,613	609,753
Ovintiv, Inc.	9,628	458,004
Phillips 66	5,345	642,202
Pioneer Natural Resources Co.	2,308	529,801
Targa Resources Corp.	6,917	592,925
The Williams Cos., Inc.	24,919	839,521
Valero Energy Corp.	3,735	529,287
		10,355,297
Financials (11.1%):
Aflac, Inc.	13,394	1,027,989
American Financial Group, Inc.	6,390	713,571
Ares Management Corp., Class A	6,545	673,284
East West BanCorp, Inc.	8,097	426,793
Equitable Holdings, Inc.	21,622	613,849
Erie Indemnity Co., Class A	3,191	937,484
Everest Group Ltd.	1,783	662,688

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.1%): (continued)
Franklin Resources, Inc.	21,172	520,408
Principal Financial Group, Inc.	8,402	605,532
Raymond James Financial, Inc.	6,774	680,313
Reinsurance Group of America, Inc.	4,936	716,658
		7,578,569
Health Care (1.5%):
Amgen, Inc.	3,716	998,712
		998,712
Industrials (20.9%):
A.O. Smith Corp.	8,834	584,192
Caterpillar, Inc.	2,943	803,439
CH Robinson Worldwide, Inc.	7,339	632,108
Eaton Corp. PLC	4,681	998,364
Fastenal Co.	13,789	753,431
General Dynamics Corp.	4,332	957,242
Honeywell International, Inc.	4,512	833,547
Hubbell, Inc.	3,038	952,139
Illinois Tool Works, Inc.	3,520	810,691
Johnson Controls International PLC	11,379	605,477
Lennox International, Inc.	2,297	860,089
Masco Corp.	11,555	617,615
Norfolk Southern Corp.	3,650	718,794
Paychex, Inc.	7,108	819,766
Snap-on, Inc.	3,673	936,835
Union Pacific Corp.	3,627	738,566
Waste Management, Inc.	6,268	955,494
Watsco, Inc.	1,829	690,850
		14,268,639
Information Technology (7.5%):
Broadcom, Inc.	1,019	846,361
Cognizant Technology Solutions Corp., Class A	10,417	705,648
Juniper Networks, Inc.	22,465	624,302
NetApp, Inc.	10,279	779,971
NXP Semiconductors N.V.	2,906	580,967
Seagate Technology Holdings PLC	7,503	494,823
Skyworks Solutions, Inc.	4,497	443,359
TE Connectivity Ltd.	5,485	677,562
		5,152,993
Materials (8.9%):
Avery Dennison Corp.	3,751	685,195
Celanese Corp.	4,396	551,786
CF Industries Holdings, Inc.	6,237	534,760
Eastman Chemical Co.	6,939	532,360
FMC Corp.	6,608	442,538
International Paper Co.	17,055	604,941
LyondellBasell Industries N.V., Class A	6,702	634,679
Packaging Corp. of America	4,792	735,812

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (8.9%): (continued)
PPG Industries, Inc.	4,322	560,996
RPM International, Inc.	8,180	775,546
		6,058,613
Utilities (19.7%):
Alliant Energy Corp.	14,816	717,835
Ameren Corp.	9,600	718,368
American Electric Power Co., Inc.	8,921	671,038
American Water Works Co., Inc.	5,335	660,633
Atmos Energy Corp.	7,400	783,882
CenterPoint Energy, Inc.	28,765	772,340
CMS Energy Corp.	13,921	739,344
Consolidated Edison, Inc.	9,577	819,121
DTE Energy Co.	7,641	758,599
Entergy Corp.	7,566	699,855
Essential Utilities, Inc.	19,334	663,736
Evergy, Inc.	13,593	689,165
Eversource Energy	10,456	608,017
NextEra Energy, Inc.	9,456	541,734
NiSource, Inc.	28,815	711,154
Public Service Enterprise Group, Inc.	12,267	698,115
The Southern Co.	12,418	803,693
WEC Energy Group, Inc.	8,826	710,934
Xcel Energy, Inc.	12,009	687,155
		13,454,718
Total Common Stocks (Cost $68,538,595)		67,724,881

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.7%)
Federated Hermes Treasury Obligations Fund, 5.22%(a)	459,647	459,647
Total Investment Company (Cost $459,647)		459,647

Total Investments (Cost $68,998,242) — 99.9%		68,184,528
Other assets in excess of liabilities — 0.1%		64,525
NET ASSETS - 100.00%		68,249,053

Percentages indicated are based on net assets as of September 30, 2023.

(a)	Rate disclosed is the 7-Day effective yield on September 30, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	12/15/23	2	$451,143	$432,550	$(18,593)
					$(18,593)

Schedule of Portfolio Investments

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (81.3%)
Communication Services (2.9%):
BT Group PLC	85,461	121,664
Cogent Communications Holdings, Inc.	2,251	139,337
Gray Television, Inc.	10,975	75,947
Nexstar Media Group, Inc.	554	79,427
Tele2 AB, Class B Shares	22,868	175,205
Telefonica Deutschland Holding AG	63,761	114,247
Telenor ASA	17,333	196,935
		902,762
Consumer Discretionary (9.0%):
Barratt Developments PLC	25,817	138,921
Big 5 Sporting Goods Corp.	3,020	21,170
Camping World Holdings, Inc., Class A	3,279	66,924
Carter's, Inc.	1,474	101,927
Cracker Barrel Old Country Store, Inc.	1,035	69,552
Darden Restaurants, Inc.	1,178	168,713
Ethan Allen Interiors, Inc.	4,609	137,809
Foot Locker, Inc.	1,759	30,519
Garmin Ltd.	426	44,815
Guess?, Inc.	5,464	118,241
H&R Block, Inc.	3,520	151,571
Haverty Furniture Cos., Inc.	3,603	103,694
Kontoor Brands, Inc.	2,078	91,245
LCI Industries	1,004	117,890
Leggett & Platt, Inc.	3,312	84,158
MDC Holdings, Inc.	2,934	120,969
Movado Group, Inc.	3,117	85,250
Newell Brands, Inc.	5,646	50,983
Next PLC	913	81,261
Persimmon PLC	5,979	78,590
PetMed Express, Inc.	5,657	57,984
Smith & Wesson Brands, Inc.	7,460	96,309
Stellantis N.V.	9,052	174,250
Strategic Education, Inc.	1,955	147,114
Taylor Wimpey PLC	102,555	146,750
The Aaron's Co., Inc.	4,784	50,088
The Cheesecake Factory, Inc.	889	26,937
Upbound Group, Inc.	2,861	84,256
Vail Resorts, Inc.	595	132,025
Wolverine World Wide, Inc.	2,359	19,014
		2,798,929
Consumer Staples (3.5%):
B&G Foods, Inc.	5,966	59,004
Cal-Maine Foods, Inc.	2,208	106,911
Campbell Soup Co.	3,221	132,319

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (3.5%): (continued)
Energizer Holdings, Inc.	4,354	139,502
Flowers Foods, Inc.	6,573	145,789
Ingredion, Inc.	549	54,022
J Sainsbury PLC	51,065	157,480
Medifast, Inc.	918	68,712
Nu Skin Enterprises, Inc., Class A	3,542	75,126
Reynolds Consumer Products, Inc.	6,064	155,420
		1,094,285
Energy (12.0%):
Aker BP ASA	3,738	103,467
Ampol Ltd.	6,687	145,286
Antero Midstream Corp.	9,246	110,767
Archrock, Inc.	8,713	109,784
Ardmore Shipping Corp.	4,299	55,930
Berry Corp.	10,556	86,559
Chesapeake Energy Corp.	342	29,491
Civitas Resources, Inc.	445	35,987
Comstock Resources, Inc.	5,628	62,077
CONSOL Energy, Inc.	1,005	105,435
Coterra Energy, Inc.	3,406	92,132
Crescent Energy Co., Class A	7,254	91,691
CVR Energy, Inc.	2,108	71,735
DHT Holdings, Inc.	6,827	70,318
DT Midstream, Inc.	2,089	110,550
Enbridge, Inc.	5,080	168,511
Eni SpA	6,696	107,988
Equitrans Midstream Corp.	7,327	68,654
Evolution Petroleum Corp.	8,938	61,136
FLEX LNG Ltd.	3,099	93,466
HF Sinclair Corp.	1,182	67,291
Keyera Corp.	7,538	177,002
Kinder Morgan, Inc.	5,359	88,852
Kinetik Holdings, Inc.	3,423	115,526
New Fortress Energy, Inc.	1,766	57,890
Nordic American Tankers Ltd.	16,069	66,204
Northern Oil and Gas, Inc.	2,214	89,069
OMV AG	1,974	94,570
ONEOK, Inc.	1,231	78,082
Ovintiv, Inc.	1,593	75,779
Pembina Pipeline Corp.	5,939	178,594
Phillips 66	638	76,656
Pioneer Natural Resources Co.	337	77,358
SFL Corp. Ltd.	13,663	152,343
Sitio Royalties Corp., Class A	3,263	78,997
TC Energy Corp.	3,119	107,274
The Williams Cos., Inc.	4,020	135,434
Vaalco Energy, Inc.	17,215	75,574
Valero Energy Corp.	575	81,483

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (12.0%): (continued)
Woodside Energy Group Ltd.	4,722	110,759
		3,765,701
Financials (20.2%):
ABN AMRO Bank N.V.	5,236	74,390
Ageas SA	2,488	102,652
ANZ Group Holdings Ltd.	10,814	178,369
Ares Management Corp., Class A	427	43,925
Artisan Partners Asset Management, Inc., Class A	3,678	137,631
Assicurazioni Generali SpA	6,635	135,824
Axis Capital Holdings Ltd.	1,453	81,906
Bank of Hawaii Corp.	1,229	61,069
Bank OZK	1,948	72,212
BankUnited, Inc.	1,061	24,085
Blue Owl Capital, Inc.	6,404	82,996
Brookline BanCorp, Inc.	8,898	81,061
Capitol Federal Financial, Inc.	17,116	81,643
CNA Financial Corp.	2,520	99,162
Columbia Banking System, Inc.	2,645	53,694
Credit Agricole SA	3,838	47,436
First American Financial Corp.	1,504	84,961
First BanCorp	3,463	46,612
First Busey Corp.	1,820	34,980
First Financial BanCorp	1,322	25,911
First Hawaiian, Inc.	3,242	58,518
First Interstate BancSystem, Inc., Class A	3,690	92,029
FNB Corp.	9,356	100,951
Franklin Resources, Inc.	3,457	84,973
Glacier BanCorp, Inc.	3,234	92,169
Great-West Lifeco, Inc.	3,728	106,671
Hanmi Financial Corp.	5,539	89,898
HomeStreet, Inc.	5,750	44,793
Hope BanCorp, Inc.	9,645	85,358
ING Groep N.V.	2,476	32,848
Intesa Sanpaolo SpA	46,696	120,445
Invesco Ltd.	4,759	69,101
Janus Henderson Group PLC	3,007	77,641
Jefferies Financial Group, Inc.	2,087	76,447
KBC Group N.V.	1,531	95,714
Lazard Ltd., Class A	2,262	70,145
Legal & General Group PLC	42,688	115,867
Mediobanca Banca di Credito Finanziario SpA	13,520	179,079
MGIC Investment Corp.	3,306	55,177
Moelis & Co., Class A	2,352	106,146
New York Community BanCorp, Inc.	6,069	68,822
NN Group N.V.	2,867	92,255
Nordea Bank Abp	16,224	178,431
Northwest Bancshares, Inc.	11,560	118,259
OceanFirst Financial Corp.	4,467	64,638

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (20.2%): (continued)
Old Republic International Corp.	4,705	126,753
OneMain Holdings, Inc.	1,641	65,788
Pacific Premier BanCorp, Inc.	3,665	79,750
Patria Investments Ltd., Class A	6,643	96,855
Popular, Inc.	1,660	104,597
Poste Italiane SpA	9,801	103,275
Power Corp. of Canada	6,571	167,311
Principal Financial Group, Inc.	621	44,755
Prosperity Bancshares, Inc.	1,628	88,856
Radian Group, Inc.	1,605	40,302
Safety Insurance Group, Inc.	1,683	114,764
Sandy Spring BanCorp, Inc.	3,398	72,819
Societe Generale SA	3,260	79,417
Southside Bancshares, Inc.	3,528	101,254
Stewart Information Services Corp.	596	26,105
Swiss Re AG	1,597	164,604
Synovus Financial Corp.	1,969	54,738
TFS Financial Corp.	9,921	117,266
The Bank of NT Butterfield & Son Ltd.	3,729	100,981
The Western Union Co.	7,151	94,250
UWM Holdings Corp.	9,767	47,370
Valley National BanCorp	8,904	76,218
Virtu Financial, Inc., Class A	5,027	86,816
Washington Trust BanCorp, Inc.	3,219	84,756
Webster Financial Corp.	1,783	71,873
WesBanco, Inc.	3,283	80,171
Western Alliance BanCorp	893	41,051
Westpac Banking Corp.	11,904	161,838
		6,321,427
Health Care (0.3%):
Organon & Co.	3,438	59,684
Patterson Cos., Inc.	1,365	40,458
		100,142
Industrials (7.5%):
ACCO Brands Corp.	4,786	27,472
ACS Actividades de Construccion y Servicios SA	6,370	229,419
Adecco Group AG	4,581	189,027
Aurizon Holdings Ltd.	30,139	67,613
Bouygues SA	5,165	180,943
Costamare, Inc.	11,754	113,073
Deluxe Corp.	5,504	103,971
EMCOR Group, Inc.	283	59,540
Ennis, Inc.	2,557	54,260
Genco Shipping & Trading Ltd.	6,943	97,133
Golden Ocean Group Ltd.	12,065	95,072
HNI Corp.	4,427	153,307
Kaman Corp.	1,375	27,019
Kennametal, Inc.	940	23,387

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (7.5%): (continued)
ManpowerGroup, Inc.	1,480	108,514
MDU Resources Group, Inc.	2,526	49,459
MillerKnoll, Inc.	4,332	105,917
Mitsui OSK Lines Ltd.	2,700	74,267
MSC Industrial Direct Co., Inc.	1,800	176,670
PACCAR, Inc.	934	79,409
Pitney Bowes, Inc.	19,322	58,352
Ryder System, Inc.	437	46,737
Trinity Industries, Inc.	3,844	93,601
Triton International Ltd.(a)	465	36,991
Watsco, Inc.	263	99,340
		2,350,493
Information Technology (0.3%):
Broadcom, Inc.	26	21,595
NetApp, Inc.	882	66,926
		88,521
Materials (9.5%):
Amcor PLC	10,270	94,073
Anglo American PLC	2,047	56,573
Antofagasta PLC	1,608	28,031
Ardagh Metal Packaging SA	12,610	39,469
BASF SE	2,665	120,998
BHP Group Ltd.	4,274	121,570
Boliden AB	2,268	65,297
CRH PLC(b)	2,213	121,117
Eastman Chemical Co.	1,465	112,395
Element Solutions, Inc.	6,501	127,485
Evonik Industries AG	7,922	145,086
Fortescue Metals Group Ltd.	6,225	83,710
Huntsman Corp.	3,527	86,059
ICL Group Ltd.	16,984	93,880
International Paper Co.	3,155	111,908
LyondellBasell Industries N.V., Class A	1,315	124,530
Newmont Corp.	1,484	54,834
Norsk Hydro ASA	12,176	76,515
OCI N.V.	2,509	69,994
Packaging Corp. of America	880	135,124
Rio Tinto PLC	1,521	96,002
Sonoco Products Co.	2,410	130,983
South32 Ltd.	30,775	67,062
Southern Copper Corp.	778	58,576
Stora Enso Oyj, Class R	12,145	152,650
SunCoke Energy, Inc.	11,704	118,796
The Chemours Co.	792	22,216
The Scotts Miracle-Gro Co.	888	45,892
Tronox Holdings PLC	5,521	74,202
Wacker Chemie AG	563	80,732
Westrock Co.	2,939	105,216

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (9.5%): (continued)
Yara International ASA	3,534	133,941
		2,954,916
Real Estate (0.4%):
Kennedy-Wilson Holdings, Inc.	8,275	121,973
		121,973
Utilities (15.7%):
Algonquin Power & Utilities Corp.	22,154	131,152
ALLETE, Inc.	3,243	171,230
Alliant Energy Corp.	2,096	101,551
American Electric Power Co., Inc.	930	69,955
Avangrid, Inc.	2,412	72,770
Avista Corp.	4,775	154,567
Black Hills Corp.	3,013	152,428
Brookfield Infrastructure Corp., Class A	876	30,958
Clearway Energy, Inc., Class C	2,696	57,047
CMS Energy Corp.	1,827	97,032
Consolidated Edison, Inc.	1,185	101,353
DTE Energy Co.	1,057	104,939
Emera, Inc.	4,502	157,194
Enagas SA	10,297	170,677
Endesa SA	8,593	175,088
Enel SpA	26,781	164,766
Engie SA	11,190	171,875
Entergy Corp.	928	85,840
Evergy, Inc.	1,893	95,975
Eversource Energy	1,191	69,257
Fortum Oyj	8,352	97,074
Hawaiian Electric Industries, Inc.	2,484	30,578
IDACORP, Inc.	1,037	97,115
National Fuel Gas Co.	1,667	86,534
NiSource, Inc.	4,584	113,133
Northwest Natural Holding Co.	4,034	153,937
NorthWestern Corp.	3,421	164,413
NRG Energy, Inc.	2,344	90,291
OGE Energy Corp.	2,241	74,693
ONE Gas, Inc.	1,928	131,644
Pinnacle West Capital Corp.	1,654	121,867
Portland General Electric Co.	4,046	163,782
Public Service Enterprise Group, Inc.	1,821	103,633
Redeia Corp. SA	11,003	173,249
Snam SpA	35,043	164,809
Spire, Inc.	2,680	151,634
SSE PLC	8,618	169,261
The Southern Co.	1,925	124,586
UGI Corp.	1,059	24,357
Unitil Corp.	932	39,806
Vistra Corp.	3,365	111,651
WEC Energy Group, Inc.	1,186	95,532

Schedule of Portfolio Investments — continued

September 30, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (15.7%): (continued)
Xcel Energy, Inc.	1,457	83,370
		4,902,603
Total Common Stocks (Cost $27,462,951)		25,401,752

Total Investments (Cost $27,462,951) — 81.3%		25,401,752
Other assets in excess of liabilities — 18.7%		5,852,272
NET ASSETS - 100.00%		31,254,024

Percentages indicated are based on net assets as of September 30, 2023.

(a)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.12% of the Fund's net asset as of September 30, 2023. This security is classified as Level 3 within the fair value hierarchy.
(b)	Non-income producing security.

Futures Contracts

Short Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	12/15/23	86	$(8,037,856)	$(7,733,980)	$303,876
Mini MSCI EAFE Index	12/15/23	86	(9,085,743)	(8,778,450)	307,293
S&P 500 Index E-mini	12/15/23	136	(30,676,221)	(29,413,400)	1,262,821
					$1,873,990

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E Mini Future Index	12/15/23	65	$20,144,706	$19,326,450	$(818,256)
					(818,256)

Total Net Futures Contracts					$1,055,734